Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
12/31/21 (Unaudited)

COMMON STOCKS (74.8%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	47,506	$3,201,865
QuinStreet, Inc.(NON)	12,205	222,009
Quotient Technology, Inc.(NON)	17,778	131,913

		3,555,787
Automotive (1.7%)
Ford Motor Co.	643,400	13,363,418
General Motors Co.(NON)	113,754	6,669,397
Porsche Automobil Holding SE (Preference) (Germany)	26,107	2,480,071
PROG Holdings, Inc.(NON)	2,932	132,263
Stellantis NV (Italy)	186,458	3,540,445
Tesla, Inc.(NON)	16,701	17,649,283
Toyota Motor Corp. (Japan)	27,400	505,800
United Rentals, Inc.(NON)	9,454	3,141,470
Visteon Corp.(NON)	6,566	729,745
Volkswagen AG (Preference) (Germany)	3,271	660,941
Volvo AB (Sweden)	119,445	2,771,258
Yamaha Motor Co., Ltd. (Japan)	118,600	2,844,979

		54,489,070
Basic materials (3.3%)
AdvanSix, Inc.	7,043	332,782
Andersons, Inc. (The)	3,662	141,756
Arkema SA (France)	9,333	1,315,983
Asian Paints, Ltd. (India)	56,467	2,561,373
Atkore, Inc.(NON)	7,454	828,810
Avery Dennison Corp.	10,700	2,317,299
Axalta Coating Systems, Ltd.(NON)	55,000	1,821,600
Balchem Corp.	783	132,014
BHP Group PLC (United Kingdom)	107,528	3,201,252
BlueScope Steel, Ltd. (Australia)	201,410	3,076,828
Boise Cascade Co.	8,693	618,942
Brenntag AG (Germany)	71,145	6,445,865
Codexis, Inc.(NON)	21,653	677,089
Compagnie De Saint-Gobain (France)	101,693	7,163,150
Constellium SE (France)(NON)	19,652	351,967
Corteva, Inc.	106,862	5,052,435
Covestro AG (Germany)	42,650	2,631,790
CRH PLC (Ireland)	177,551	9,403,634
Dow, Inc.	14,000	794,080
DuPont de Nemours, Inc.	108,100	8,732,318
Eastman Chemical Co.	31,488	3,807,214
Ecovyst, Inc.	20,097	205,793
Eiffage SA (France)	18,866	1,942,984
EVRAZ PLC (United Kingdom)	113,600	925,040
Freeport-McMoRan, Inc. (Indonesia)	151,119	6,306,196
Innospec, Inc.	3,577	323,146
Intrepid Potash, Inc.(NON)	3,154	134,770
LANXESS AG (Germany)	9,986	619,614
Linde PLC	11,912	4,149,913
Materion Corp.	1,469	135,060
Minerals Technologies, Inc.	3,912	286,163
Mueller Industries, Inc.	8,896	528,067
Nitto Denko Corp. (Japan)	7,800	602,890
NV5 Global, Inc.(NON)	440	60,773
Orion Engineered Carbons SA (Luxembourg)(NON)	6,994	128,410
PotlatchDeltic Corp.(R)	7,763	467,488
PPG Industries, Inc.	22,412	3,864,725
Rio Tinto PLC (United Kingdom)	65,132	4,312,759
Sensient Technologies Corp.	1,284	128,477
Sherwin-Williams Co. (The)	14,406	5,073,217
Shin-Etsu Chemical Co., Ltd. (Japan)	14,600	2,528,646
SIG Combibloc Group AG (Switzerland)	44,385	1,240,169
Simpson Manufacturing Co., Inc.	1,001	139,209
Standex International Corp.	1,751	193,766
Stepan Co.	1,744	216,762
Sterling Construction Co., Inc.(NON)	5,282	138,917
TimkenSteel Corp.(NON)	9,001	148,517
Tronox Holdings PLC Class A (United Kingdom)	31,295	752,019
UFP Industries, Inc.	5,467	503,019
WestRock Co.	18,000	798,480
Weyerhaeuser Co.(R)	149,900	6,172,882
Zymergen, Inc.(NON)(S)	15,453	103,381

		104,539,433
Broadcasting (—%)
Entravision Communications Corp. Class A	24,278	164,605
iHeartMedia, Inc. Class A(NON)	30,617	644,181

		808,786
Building materials (—%)
Cornerstone Building Brands, Inc.(NON)	7,671	133,782
JELD-WEN Holding, Inc.(NON)	4,943	130,297
Masonite International Corp.(NON)	1,123	132,458

		396,537
Capital goods (4.2%)
ABB, Ltd. (Switzerland)	54,933	2,103,997
Aerojet Rocketdyne Holdings, Inc.	11,673	545,829
AGCO Corp.	19,500	2,262,390
Albany International Corp. Class A	1,511	133,648
Allegion PLC (Ireland)	18,700	2,476,628
Allison Transmission Holdings, Inc.	22,900	832,415
Altra Industrial Motion Corp.	4,889	252,126
American Axle & Manufacturing Holdings, Inc.(NON)	31,617	294,987
Argan, Inc.	2,080	80,475
Astec Industries, Inc.	3,189	220,902
Axon Enterprise, Inc.(NON)	10,800	1,695,600
Barnes Group, Inc.	2,730	127,191
CAE, Inc. (Canada)(NON)	61,522	1,551,972
Casella Waste Systems, Inc. Class A(NON)	1,509	128,899
Caterpillar, Inc.	4,300	888,982
Clean Harbors, Inc.(NON)	9,200	917,884
CNH Industrial NV (United Kingdom)	339,781	6,603,368
Comfort Systems USA, Inc.	3,240	320,566
Crown Holdings, Inc.	19,100	2,112,842
CTS Corp.	2,763	101,457
Cummins, Inc.	22,600	4,929,964
Daikin Industries, Ltd. (Japan)	14,100	3,198,641
Deere & Co.	27,649	9,480,566
Donaldson Co., Inc.	14,400	853,344
Dover Corp.	5,100	926,160
Eaton Corp. PLC	23,129	3,997,154
Emerson Electric Co.	16,200	1,506,114
Encore Wire Corp.	5,461	781,469
EnPro Industries, Inc.	3,372	371,156
ESCO Technologies, Inc.	1,462	131,565
Federal Signal Corp.	2,842	123,172
Franklin Electric Co., Inc.	1,392	131,628
GEA Group AG (Germany)	24,178	1,323,756
General Dynamics Corp.	27,500	5,732,925
Gentherm, Inc.(NON)	1,484	128,960
GrafTech International, Ltd.	10,726	126,889
Hillenbrand, Inc.	9,222	479,452
Honeywell International, Inc.	34,968	7,291,178
Ingersoll Rand, Inc.	26,548	1,642,525
Johnson Controls International PLC	143,228	11,645,869
Kaman Corp.	4,057	175,060
Koito Manufacturing Co., Ltd. (Japan)	18,600	984,889
Legrand SA (France)	12,647	1,481,616
Lockheed Martin Corp.	31,300	11,124,333
Manitowoc Co., Inc. (The)(NON)	5,070	94,251
Meritor, Inc.(NON)	4,773	118,275
Mitsubishi Electric Corp. (Japan)	102,100	1,294,693
Moog, Inc. Class A	3,257	263,719
MRC Global, Inc.(NON)	17,557	120,792
MYR Group, Inc.(NON)	1,157	127,906
National Presto Industries, Inc.	855	70,136
Nordson Corp.	4,500	1,148,715
Northrop Grumman Corp.	19,406	7,511,480
O-I Glass, Inc.(NON)	31,652	380,774
Otis Worldwide Corp.	28,328	2,466,519
Parker Hannifin Corp.	22,300	7,094,076
Raytheon Technologies Corp.	63,675	5,479,871
Republic Services, Inc.	24,700	3,444,415
Ryerson Holding Corp.	5,021	130,797
Sandvik AB (Sweden)	125,513	3,508,619
Schneider Electric SA (France)	17,235	3,384,017
Shyft Group, Inc. (The)	2,622	128,819
Standard Motor Products, Inc.	2,186	114,525
Sturm Ruger & Co., Inc.	5,003	340,304
Terex Corp.	15,465	679,687
Textron, Inc.	32,700	2,524,440
Titan Machinery, Inc.(NON)	5,137	173,066
Toro Co. (The)	9,600	959,136
Toshiba Corp. (Japan)	6,800	279,637
Watts Water Technologies, Inc. Class A	651	126,405

		134,185,617
Commercial and consumer services (1.4%)
ABM Industries, Inc.	9,485	387,462
Allfunds Group PLC (United Kingdom)(NON)	92,583	1,823,097
Amadeus IT Holding SA Class A (Spain)(NON)	27,192	1,846,340
Aramark	80,281	2,958,355
Arrowhead Pharmaceuticals, Inc.(NON)	13,357	885,569
Benefit One, Inc. (Japan)	7,500	321,802
Block, Inc. Class A(NON)	3,812	615,676
Booking Holdings, Inc.(NON)	400	959,692
Brambles, Ltd. (Australia)	133,955	1,036,199
Carriage Services, Inc.	4,943	318,527
CBIZ, Inc.(NON)	4,248	166,182
CK Hutchison Holdings, Ltd. (Hong Kong)	158,000	1,019,578
CoStar Group, Inc.(NON)	5,945	469,833
CRA International, Inc.	1,365	127,436
Exponent, Inc.	1,034	120,699
Forrester Research, Inc.(NON)	2,237	131,379
Gartner, Inc.(NON)	17,800	5,950,896
ICF International, Inc.	1,239	127,059
John Wiley & Sons, Inc. Class A	2,299	131,664
Kakao Corp. (South Korea)	20,468	1,930,488
Laureate Education, Inc. Class A	29,801	364,764
LiveRamp Holdings, Inc.(NON)	11,295	541,595
Mastercard, Inc. Class A	24,755	8,894,967
Medifast, Inc.	625	130,894
PayPal Holdings, Inc.(NON)	53,095	10,012,655
Pitney Bowes, Inc.	61,024	404,589
RE/MAX Holdings, Inc. Class A	2,932	89,397
SGS SA (Switzerland)	702	2,347,447
Sofina SA (Belgium)	999	491,340
Vectrus, Inc.(NON)	1,672	76,527

		44,682,108
Communication services (1.7%)
ADTRAN, Inc.	8,277	188,964
American Tower Corp.(R)	32,455	9,493,088
AT&T, Inc.	88,600	2,179,560
Aviat Networks, Inc.(NON)	2,897	92,936
Cambium Networks Corp.(NON)	6,245	160,059
Charter Communications, Inc. Class A(NON)	7,479	4,876,084
Comcast Corp. Class A	166,992	8,404,707
EchoStar Corp. Class A(NON)	14,130	372,326
KDDI Corp. (Japan)	125,300	3,662,379
Koninklijke KPN NV (Netherlands)	520,494	1,617,749
Liberty Global PLC Class C (United Kingdom)(NON)	88,907	2,497,398
Liberty Latin America, Ltd. Class C (Chile)(NON)	19,149	218,299
Shenandoah Telecommunications Co.	5,938	151,419
SK Telecom Co., Ltd. (South Korea)	32,570	1,585,674
T-Mobile US, Inc.(NON)	19,949	2,313,685
Telstra Corp., Ltd. (Australia)	1,057,857	3,217,706
Verizon Communications, Inc.	239,915	12,465,983

		53,498,016
Communications equipment (—%)
Viavi Solutions, Inc.(NON)	7,957	140,202

		140,202
Computers (4.6%)
A10 Networks, Inc.	28,749	476,658
Agilysys, Inc.(NON)	2,195	97,590
Altair Engineering, Inc. Class A(NON)	1,758	135,929
Apple, Inc.	552,446	98,097,821
Avid Technology, Inc.(NON)	11,420	371,949
Brightcove, Inc.(NON)	8,710	89,016
Calix, Inc.(NON)	11,413	912,698
Cisco Systems, Inc./California	178,700	11,324,219
CommVault Systems, Inc.(NON)	8,890	612,699
CS Disco, Inc.(NON)(S)	14,782	528,457
Digi International, Inc.(NON)	3,115	76,536
Dropbox, Inc. Class A(NON)	86,400	2,120,256
Extreme Networks, Inc.(NON)	45,041	707,144
Fortinet, Inc.(NON)	28,700	10,314,780
Fujitsu, Ltd. (Japan)	11,300	1,936,115
NetScout Systems, Inc.(NON)	4,200	138,936
OneSpan, Inc.(NON)	5,173	87,579
Qualys, Inc.(NON)	3,359	460,922
ServiceNow, Inc.(NON)	6,752	4,382,791
Snowflake, Inc. Class A(NON)	10,100	3,421,375
Sprout Social, Inc. Class A(NON)	8,227	746,107
Super Micro Computer, Inc.(NON)	2,989	131,367
Synopsys, Inc.(NON)	20,500	7,554,250
Tenable Holdings, Inc.(NON)	2,702	148,799
Xperi Holding Corp.	10,921	206,516

		145,080,509
Conglomerates (0.2%)
3M Co.	4,500	799,335
AMETEK, Inc.	24,900	3,661,296
General Electric Co.	7,746	731,765
SPX Corp.(NON)	3,731	222,666

		5,415,062
Consumer (0.3%)
LVMH Moet Hennessy Louis Vuitton SA (France)	5,980	4,949,582
Pandora A/S (Denmark)	18,960	2,366,789
Signet Jewelers, Ltd.	9,103	792,234

		8,108,605
Consumer staples (5.4%)
ACCO Brands Corp.	13,317	109,998
AfreecaTV Co., Ltd. (South Korea)	6,933	1,179,604
Airbnb, Inc. Class A(NON)	16,672	2,775,721
Asahi Group Holdings, Ltd. (Japan)	48,200	1,870,589
Bloomin' Brands, Inc.(NON)	6,596	138,384
Cargurus, Inc.(NON)	19,907	669,671
Carlsberg A/S Class B (Denmark)	6,187	1,069,835
Cars.com, Inc.(NON)	13,419	215,912
ChannelAdvisor Corp.(NON)	4,657	114,935
Chipotle Mexican Grill, Inc.(NON)	1,863	3,256,990
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	938,762
Coca-Cola Co. (The)	145,500	8,615,055
Coca-Cola Europacific Partners PLC (United Kingdom)	59,849	3,347,355
Coca-Cola HBC AG (Switzerland)	111,300	3,849,111
Coles Group, Ltd. (Australia)	209,092	2,729,712
Colgate-Palmolive Co.	103,200	8,807,088
Copart, Inc.(NON)	27,600	4,184,712
CoreCivic, Inc.(NON)	25,836	257,585
Costco Wholesale Corp.	3,047	1,729,782
Darden Restaurants, Inc.	19,800	2,982,672
Diageo PLC (United Kingdom)	174,854	9,552,147
Dino Polska SA (Poland)(NON)	20,729	1,889,669
Edgewell Personal Care Co.	2,947	134,707
Estee Lauder Cos., Inc. (The) Class A	11,981	4,435,366
Ferguson PLC (United Kingdom)	22,055	3,912,176
G-III Apparel Group, Ltd.(NON)	4,446	122,887
Heidrick & Struggles International, Inc.	3,828	167,398
Herc Holdings, Inc.	741	116,004
Hostess Brands, Inc.(NON)	16,961	346,344
Imperial Brands PLC (United Kingdom)	117,049	2,561,048
Ingles Markets, Inc. Class A	2,690	232,255
Inter Parfums, Inc.	2,572	274,947
ITOCHU Corp. (Japan)	44,500	1,361,115
Itron, Inc.(NON)	11,312	775,098
JD.com, Inc. ADR (China)(NON)	17,028	1,193,152
Jeronimo Martins SGPS SA (Portugal)	122,240	2,797,321
John B. Sanfilippo & Son, Inc.	835	75,284
Jubilant FoodWorks, Ltd. (India)	44,134	2,132,364
Keurig Dr Pepper, Inc.	104,990	3,869,931
Kforce, Inc.	3,664	275,606
Koninklijke Ahold Delhaize NV (Netherlands)	100,614	3,451,934
Korn Ferry	7,400	560,402
L'Oreal SA (France)	10,432	4,952,043
ManpowerGroup, Inc.	11,100	1,080,363
McDonald's Corp.	31,800	8,524,626
MercadoLibre, Inc. (Argentina)(NON)	2,749	3,706,752
National Beverage Corp.	2,476	112,237
Nestle SA (Switzerland)	31,383	4,389,212
Netflix, Inc.(NON)	3,571	2,151,313
Nissin Food Products Co., Ltd. (Japan)	6,500	473,462
PepsiCo, Inc.	35,499	6,166,531
Perdoceo Education Corp.(NON)	18,334	215,608
Philip Morris International, Inc.	124,000	11,780,000
Primo Water Corp.	26,525	467,636
Procter & Gamble Co. (The)	92,219	15,085,184
Resideo Technologies, Inc.(NON)	4,687	122,003
Resources Connection, Inc.	4,134	73,751
Sally Beauty Holdings, Inc.(NON)	34,353	634,156
Sea, Ltd. ADR (Singapore)(NON)	5,222	1,168,214
Simply Good Foods Co. (The)(NON)	10,669	443,510
Starbucks Corp.	30,500	3,567,585
Swedish Match AB (Sweden)	174,521	1,390,961
TriNet Group, Inc.(NON)	7,453	709,973
TrueCar, Inc.(NON)	20,032	68,109
Tyson Foods, Inc. Class A	12,500	1,089,500
Uber Technologies, Inc.(NON)	132,249	5,545,201
Unilever PLC (United Kingdom)	12,789	682,988
United Natural Foods, Inc.(NON)	13,374	656,396
Universal Corp./VA	2,553	140,211
USANA Health Sciences, Inc.(NON)	1,263	127,816
Vector Group, Ltd.	29,792	342,012
Veritiv Corp.(NON)	3,602	441,497
Yakult Honsha Co., Ltd. (Japan)	22,900	1,192,909
Yum China Holdings, Inc. (China)	23,950	1,175,267
ZOZO, Inc. (Japan)	61,200	1,905,647

		169,663,301
Electronics (4.5%)
Advanced Micro Devices, Inc.(NON)	30,726	4,421,471
Agilent Technologies, Inc.	3,000	478,950
Alpha & Omega Semiconductor, Ltd.(NON)	12,745	771,837
Ambarella, Inc.(NON)	655	132,893
ASPEED Technology, Inc. (Taiwan)	21,000	2,698,387
Brother Industries, Ltd. (Japan)	43,500	836,254
CEVA, Inc.(NON)	3,945	170,582
Cirrus Logic, Inc.(NON)	11,300	1,039,826
Contemporary Amperex Technology Co., Ltd. Class A (China)	23,000	2,121,231
Garmin, Ltd.	25,500	3,472,335
Hoya Corp. (Japan)	52,400	7,769,585
Intel Corp.	16,500	849,750
Knowles Corp.(NON)	20,317	474,402
MACOM Technology Solutions Holdings, Inc.(NON)	10,036	785,819
Marvell Technology, Inc.	55,724	4,875,293
MediaTek, Inc. (Taiwan)	79,000	3,377,615
MinebeaMitsumi, Inc. (Japan)	117,700	3,341,460
National Instruments Corp.	24,000	1,048,080
nVent Electric PLC (United Kingdom)	16,500	627,000
NVIDIA Corp.	146,164	42,988,294
NXP Semiconductors NV	11,385	2,593,275
Omron Corp. (Japan)	18,000	1,793,562
Qualcomm, Inc.	133,071	24,334,694
Samsung Electronics Co., Ltd. (South Korea)	133,341	8,753,856
Samsung Electronics Co., Ltd. (Preference) (South Korea)	54,489	3,261,525
Sanmina Corp.(NON)	3,322	137,730
Semtech Corp.(NON)	9,141	812,909
Shenzhen Inovance Technology Co., Ltd. Class A (China)	220,750	2,375,564
Shimadzu Corp. (Japan)	48,900	2,064,193
Silergy Corp. (China)	12,000	2,168,180
Sinbon Electronics Co., Ltd. (Taiwan)	85,000	870,637
Synaptics, Inc.(NON)	2,914	843,632
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	153,000	3,045,569
Texas Instruments, Inc.	12,932	2,437,294
Thales SA (France)	39,674	3,378,629
Vishay Intertechnology, Inc.	6,125	133,954
Vontier Corp.	75,599	2,323,157

		143,609,424
Energy (2.1%)
Antero Resources Corp.(NON)	48,666	851,655
BP PLC (United Kingdom)	665,142	2,975,501
California Resources Corp.	16,545	706,637
Chevron Corp.	37,700	4,424,095
ConocoPhillips	82,273	5,938,465
CONSOL Energy, Inc.(NON)	5,995	136,146
DCC PLC (Ireland)	7,150	585,512
Denbury, Inc.(NON)	6,937	531,305
Enterprise Products Partners LP	91,687	2,013,447
EOG Resources, Inc.	15,405	1,368,426
Equinor ASA (Norway)	129,178	3,460,276
Exxon Mobil Corp.	134,346	8,220,632
Golar LNG, Ltd. (Norway)(NON)	11,032	136,686
Halliburton Co.	81,100	1,854,757
Marathon Petroleum Corp.	52,200	3,340,278
MWO Holdings, LLC (Units)(F)	89	227
NOW, Inc.(NON)	54,998	469,683
Oasis Petroleum, Inc.	9,243	1,164,526
Oceaneering International, Inc.(NON)	28,749	325,151
Ovintiv, Inc.	28,944	975,413
Reliance Industries, Ltd. (India)	113,214	3,604,608
Reliance Industries, Ltd. 144A (India)	47,512	3,038,392
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	190,261	4,182,779
Royal Dutch Shell PLC Class B (United Kingdom)	419,945	9,221,990
Schlumberger, Ltd.	15,500	464,225
SM Energy Co.	25,585	754,246
SunCoke Energy, Inc.	22,476	148,117
Targa Resources Corp.	45,100	2,356,024
Valero Energy Corp.	56,868	4,271,355
Warrior Met Coal, Inc.	5,695	146,418

		67,666,972
Entertainment (0.5%)
AMC Entertainment Holdings, Inc. Class A(NON)(S)	1,970	53,584
Live Nation Entertainment, Inc.(NON)	26,397	3,159,457
Sonos, Inc.(NON)	25,250	752,450
Sony Group Corp. (Japan)	90,000	11,376,837

		15,342,328
Financials (10.7%)
3i Group PLC (United Kingdom)	99,811	1,957,587
Aflac, Inc.	40,100	2,341,439
AIA Group, Ltd. (Hong Kong)	467,000	4,708,023
Alexander & Baldwin, Inc.(R)	7,796	195,602
Allianz SE (Germany)	19,762	4,671,923
Allstate Corp. (The)	20,100	2,364,765
Ally Financial, Inc.	90,500	4,308,705
American Equity Investment Life Holding Co.	11,563	450,032
American International Group, Inc.	65,791	3,740,876
Ameriprise Financial, Inc.	19,200	5,791,872
Ameris Bancorp	2,544	126,386
AMERISAFE, Inc.	2,369	127,523
Apollo Global Management, Inc.	44,813	3,245,806
Apple Hospitality REIT, Inc.(R)	16,198	261,598
Argo Group International Holdings, Ltd. (Bermuda)	3,589	208,557
Armada Hoffler Properties, Inc.(R)	6,712	102,157
Associated Banc-Corp.	5,638	127,362
Assured Guaranty, Ltd.	80,380	4,035,076
Athene Holding, Ltd. Class A(NON)	38,200	3,183,206
Atlantic Union Bankshares Corp.	6,439	240,110
AvalonBay Communities, Inc.(R)	3,900	985,101
Aviva PLC (United Kingdom)	400,581	2,225,215
AXA SA (France)	207,488	6,185,552
Banco Bilbao Vizcaya Argenta (Spain)	544,357	3,253,689
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,282	71,081
Bank Central Asia Tbk PT (Indonesia)	3,458,400	1,752,590
Bank Leumi Le-Israel BM (Israel)	289,574	3,115,602
Bank of America Corp.	271,884	12,096,119
Bank of Ireland Group PLC (Ireland)(NON)	520,590	2,955,160
Banner Corp.	3,131	189,958
BGC Partners, Inc. Class A	80,449	374,088
Blucora, Inc.(NON)	7,638	132,290
BNP Paribas SA (France)	46,253	3,200,089
BOC Hong Kong Holdings, Ltd. (Hong Kong)	411,500	1,348,641
Boston Properties, Inc.(R)	29,366	3,382,376
BrightSpire Capital, Inc.(R)	11,625	119,273
Brixmor Property Group, Inc.(R)	38,800	985,908
Brookline Bancorp, Inc.	8,063	130,540
Byline Bancorp, Inc.	2,625	71,794
Capital One Financial Corp.	26,784	3,886,091
Cathay General Bancorp	9,085	390,564
CBRE Group, Inc. Class A(NON)	40,100	4,351,251
CBTX, Inc.	2,539	73,631
Central Pacific Financial Corp.	4,108	115,722
CIT Group, Inc.	13,570	696,684
Citigroup, Inc.	377,657	22,806,706
City Office REIT, Inc. (Canada)(R)	8,193	161,566
CK Asset Holdings, Ltd. (Hong Kong)	391,918	2,471,506
CNO Financial Group, Inc.	23,816	567,773
ConnectOne Bancorp, Inc.	2,946	96,364
Corporate Office Properties Trust(R)	4,611	128,970
Cowen, Inc. Class A	3,567	128,769
CubeSmart(R)	55,800	3,175,578
Cushman & Wakefield PLC(NON)	30,485	677,986
Customers Bancorp, Inc.(NON)	10,838	708,480
CVB Financial Corp.	13,884	297,256
Dai-ichi Life Holdings, Inc. (Japan)	85,800	1,733,438
DBS Group Holdings, Ltd. (Singapore)	152,500	3,692,215
Deutsche Boerse AG (Germany)	24,038	4,025,723
Dexus Property Group (Australia)(R)	120,553	975,598
Discover Financial Services	4,200	485,352
Eagle Bancorp, Inc.	2,222	129,631
East West Bancorp, Inc.	22,200	1,746,696
EastGroup Properties, Inc.(R)	4,502	1,025,781
Employers Holdings, Inc.	3,168	131,092
Enova International, Inc.(NON)	8,532	349,471
Enstar Group, Ltd.(NON)	1,085	268,635
Enterprise Financial Services Corp.	4,942	232,719
Equitable Holdings, Inc.	84,900	2,783,871
Equity Lifestyle Properties, Inc.(R)	11,000	964,260
Essent Group, Ltd.	17,328	788,944
Essential Properties Realty Trust, Inc.(R)	21,376	616,270
Fidelity National Financial, Inc.	41,100	2,144,598
First BanCorp/Puerto Rico (Puerto Rico)	49,377	680,415
First Busey Corp.	5,303	143,817
First Commonwealth Financial Corp.	8,229	132,405
First Financial Corp./IN	1,580	71,558
First Foundation, Inc.	3,800	94,468
First Industrial Realty Trust, Inc.(R)	24,300	1,608,660
Flushing Financial Corp.	2,906	70,616
Four Corners Property Trust, Inc.(R)	4,515	132,786
Franklin Street Properties Corp.(R)	17,812	105,981
Fulton Financial Corp.	22,362	380,154
Gaming and Leisure Properties, Inc.(R)	118,123	5,747,865
Genworth Financial, Inc. Class A(NON)	89,765	363,548
Gjensidige Forsikring ASA (Norway)	19,919	484,034
Goldman Sachs Group, Inc. (The)	58,408	22,343,980
Goodman Group (Australia)(R)	189,647	3,662,134
Granite Point Mortgage Trust, Inc.(R)	10,428	122,112
Hana Financial Group, Inc. (South Korea)	49,872	1,756,253
Hancock Whitney Corp.	10,296	515,006
Hanmi Financial Corp.	4,335	102,653
HDFC Bank, Ltd. (India)	95,306	1,889,314
Heartland Financial USA, Inc.	4,259	215,548
Hilltop Holdings, Inc.	10,467	367,810
HomeStreet, Inc.	4,828	251,056
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	21,800	1,274,194
Hope Bancorp, Inc.	20,110	295,818
Horace Mann Educators Corp.	4,406	170,512
Horizon Bancorp, Inc./IN	4,149	86,507
ICICI Bank, Ltd. (India)	463,512	4,591,437
Iida Group Holdings Co., Ltd. (Japan)	34,000	788,817
Independent Bank Corp./MI	2,429	57,980
Industrial Logistics Properties Trust(R)	16,827	421,516
International Bancshares Corp.	2,956	125,305
Investor AB Class B (Sweden)	132,767	3,346,283
Invitation Homes, Inc.(R)	21,800	988,412
Israel Discount Bank, Ltd. Class A (Israel)	234,528	1,579,638
Jones Lang LaSalle, Inc.(NON)	8,400	2,262,456
JPMorgan Chase & Co.	213,504	33,808,358
Kennedy-Wilson Holdings, Inc.	11,211	267,719
KeyCorp	87,995	2,035,324
Lamar Advertising Co. Class A(R)	12,700	1,540,510
LendingClub Corp.(NON)	24,796	599,567
Life Storage, Inc.(R)	15,600	2,389,608
Link REIT (The) (Hong Kong)(R)	28,900	254,596
LPL Financial Holdings, Inc.	11,300	1,809,017
Meta Financial Group, Inc.	6,537	389,997
MetLife, Inc.	146,400	9,148,536
MFA Financial, Inc.(R)	93,513	426,419
Mitsubishi UFJ Financial Group, Inc. (Japan)	622,400	3,381,466
Mizrahi Tefahot Bank, Ltd. (Israel)	6,926	267,331
Moelis & Co. Class A	2,067	129,208
Morgan Stanley	24,400	2,395,104
Mr. Cooper Group, Inc.(NON)	17,569	731,046
National Bank Holdings Corp. Class A	4,140	181,912
National Health Investors, Inc.(R)	2,285	131,319
National Storage Affiliates Trust(R)	12,091	836,697
Navient Corp.	35,801	759,697
NBT Bancorp, Inc.	3,376	130,044
Network International Holdings PLC (United Arab Emirates)(NON)	491,293	1,943,100
New York Mortgage Trust, Inc.(R)	33,154	123,333
Nicolet Bankshares, Inc.(NON)	735	63,026
NN Group NV (Netherlands)	6,238	338,124
OceanFirst Financial Corp.	6,596	146,431
OFG Bancorp (Puerto Rico)	7,437	197,527
OneMain Holdings, Inc.	33,400	1,671,336
Oportun Financial Corp.(NON)	3,306	66,947
Outfront Media, Inc.(R)	27,041	725,240
Orion Office REIT, Inc.(NON)(S)	40,600	758,002
Partners Group Holding AG (Switzerland)	2,154	3,575,423
PennyMac Financial Services, Inc.	10,087	703,871
Peoples Bancorp, Inc.	2,223	70,714
Piedmont Office Realty Trust, Inc. Class A(R)	22,673	416,730
Piper Sandler Cos.	2,096	374,157
PNC Financial Services Group, Inc. (The)	25,046	5,022,224
Preferred Bank	1,887	135,468
ProAssurance Corp.	6,025	152,433
Prudential PLC (United Kingdom)	119,637	2,063,857
PS Business Parks, Inc.(R)	2,384	439,061
Public Storage(R)	2,900	1,086,224
QCR Holdings, Inc.	1,523	85,288
Radian Group, Inc.	17,804	376,199
Realogy Holdings Corp.(NON)	32,092	539,467
Redwood Trust, Inc.(R)	26,679	351,896
Reinsurance Group of America, Inc.	5,400	591,246
Retail Opportunity Investments Corp.(R)	27,362	536,295
RMR Group, Inc. (The) Class A	2,499	86,665
RPT Realty(R)	15,793	211,310
S&T Bancorp, Inc.	2,267	71,456
Safety Insurance Group, Inc.	1,788	152,034
Sberbank of Russia PJSC ADR (Russia)	204,874	3,288,228
Sculptor Capital Management, Inc.	6,641	141,785
SEI Investments Co.	11,800	719,092
Selective Insurance Group, Inc.	1,608	131,760
Simon Property Group, Inc.(R)	3,600	575,172
SITE Centers Corp.(R)	8,033	127,162
Skandinaviska Enskilda Banken AB (Sweden)	149,629	2,083,930
SLM Corp.	94,600	1,860,782
Spirit of Texas Bancshares, Inc.	2,421	69,676
State Street Corp.	27,264	2,535,552
Stewart Information Services Corp.	4,763	379,754
Sumitomo Mitsui Financial Group, Inc. (Japan)	103,400	3,534,352
Sumitomo Realty & Development Co., Ltd. (Japan)	14,800	435,309
Sunstone Hotel Investors, Inc.(NON)(R)	61,611	722,697
SVB Financial Group(NON)	2,500	1,695,600
Synchrony Financial	98,700	4,578,693
TCS Group Holding PLC GDR 144A (Cyprus)	27,938	2,355,732
Terreno Realty Corp.(R)	1,627	138,767
TPG RE Finance Trust, Inc.(R)	5,614	69,164
Two Harbors Investment Corp.(R)	20,959	120,933
UBS Group AG (Switzerland)	221,653	3,994,230
UMB Financial Corp.	5,035	534,264
UniCredit SpA (Italy)	133,305	2,055,542
United Overseas Bank, Ltd. (Singapore)	146,000	2,915,579
Unum Group	40,200	987,714
Urban Edge Properties(R)	7,040	133,760
Valley National Bancorp	9,008	123,860
Virtus Investment Partners, Inc.	1,547	459,614
Visa, Inc. Class A	35,247	7,638,377
W.R. Berkley Corp.	18,600	1,532,454
Washington Federal, Inc.	7,989	266,673
WesBanco, Inc.	7,399	258,891
Zurich Insurance Group AG (Switzerland)	2,519	1,106,900

		337,084,467
Gaming and lottery (0.5%)
Aristocrat Leisure, Ltd. (Australia)	64,865	2,057,221
DraftKings, Inc. Class A(NON)(S)	56,691	1,557,302
Entain PLC (United Kingdom)(NON)	138,873	3,163,561
Flutter Entertainment PLC (Ireland)(NON)	18,494	2,943,828
GAN, Ltd. (United Kingdom)(NON)	13,186	121,179
Golden Entertainment, Inc.(NON)	4,275	216,016
International Game Technology PLC	27,864	805,548
La Francaise des Jeux SAEM (France)	18,860	836,124
OPAP SA (Greece)	137,160	1,947,273
Red Rock Resorts, Inc. Class A(S)	15,373	845,669

		14,493,721
Government (—%)
Poste Italiane SpA (Italy)	43,144	566,838

		566,838
Health care (9.3%)
10x Genomics, Inc. Class A(NON)	19,000	2,830,240
2seventy bio, Inc.(NON)	4,936	$126,510
Abbott Laboratories	98,600	13,876,964
AbbVie, Inc.	81,354	11,015,331
Abcam PLC (United Kingdom)(NON)	66,804	1,567,023
Accuray, Inc.(NON)	34,947	166,697
Agenus, Inc.(NON)	145,105	467,238
Alector, Inc.(NON)	15,734	324,907
Align Technology, Inc.(NON)	14,400	9,463,392
Alkermes PLC(NON)	21,721	505,230
Allscripts Healthcare Solutions, Inc.(NON)	7,570	139,667
AmerisourceBergen Corp.	21,000	2,790,690
Amgen, Inc.	3,700	832,389
AMN Healthcare Services, Inc.(NON)	7,395	904,630
AnaptysBio, Inc.(NON)	4,167	144,803
Anavex Life Sciences Corp.(NON)	7,095	123,027
AngioDynamics, Inc.(NON)	4,934	136,080
Anthem, Inc.	15,152	7,023,558
Apollo Hospitals Enterprise, Ltd. (India)	46,365	3,128,152
Arbutus Biopharma Corp.(NON)(S)	38,228	148,707
Arena Pharmaceuticals, Inc.(NON)	2,549	236,904
Arvinas, Inc.(NON)	749	61,523
AstraZeneca PLC (United Kingdom)	36,643	4,304,126
AstraZeneca PLC ADR (United Kingdom)	86,220	5,022,315
AtriCure, Inc.(NON)	3,147	218,811
Avanos Medical, Inc.(NON)	4,151	143,915
Bio-Techne Corp.	2,100	1,086,414
BioCryst Pharmaceuticals, Inc.(NON)	11,417	158,125
Biogen, Inc.(NON)	18,700	4,486,504
Bluebird Bio, Inc.(NON)	53,841	537,872
Boston Scientific Corp.(NON)	19,600	832,608
Bristol-Myers Squibb Co.	282,500	17,613,875
Brookdale Senior Living, Inc.(NON)	21,453	110,697
Cara Therapeutics, Inc.(NON)	22,197	270,359
Cerevel Therapeutics Holdings, Inc.(NON)	4,080	132,274
Chimerix, Inc.(NON)	21,098	135,660
Chinook Therapeutics, Inc.(NON)	8,068	131,589
Computer Programs and Systems, Inc.(NON)	4,243	124,320
Crinetics Pharmaceuticals, Inc.(NON)	6,907	196,228
Danaher Corp.	28,308	9,313,615
DexCom, Inc.(NON)	6,050	3,248,548
Eagle Pharmaceuticals, Inc./DE(NON)	2,433	123,888
Edwards Lifesciences Corp.(NON)	52,200	6,762,510
Eli Lilly and Co.	15,463	4,271,190
Enanta Pharmaceuticals, Inc.(NON)	7,179	536,846
FibroGen, Inc.(NON)	30,984	436,874
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	24,349	546,030
Fulgent Genetics, Inc.(NON)(S)	8,135	818,300
Getinge AB Class B (Sweden)	34,718	1,518,014
Glaukos Corp.(NON)	3,079	136,831
GlaxoSmithKline PLC (United Kingdom)	131,728	2,864,575
Gritstone bio, Inc.(NON)	11,918	153,265
HCA Healthcare, Inc.	24,499	6,294,283
ICON PLC (Ireland)(NON)	9,218	2,854,815
IDEXX Laboratories, Inc.(NON)	5,016	3,302,835
IGM Biosciences, Inc.(NON)	2,546	74,674
ImmunityBio, Inc.(NON)	22,433	136,393
ImmunoGen, Inc.(NON)	57,240	424,721
Inari Medical, Inc.(NON)	1,596	145,667
Incyte Corp.(NON)	57,000	4,183,800
Inogen, Inc.(NON)	4,034	137,156
Inspire Medical Systems, Inc.(NON)	3,937	905,746
Integer Holdings Corp.(NON)	1,527	130,696
Intercept Pharmaceuticals, Inc.(NON)(S)	7,889	128,512
Ipsen SA (France)	6,520	597,553
IQVIA Holdings, Inc.(NON)	34,976	9,868,129
iTeos Therapeutics, Inc.(NON)	10,584	492,791
IVERIC bio, Inc.(NON)	28,714	480,098
Johnson & Johnson	35,972	6,153,730
Jounce Therapeutics, Inc.(NON)	13,750	114,813
Laboratory Corp. of America Holdings(NON)	5,600	1,759,576
LivaNova PLC (United Kingdom)(NON)	1,593	139,276
Lonza Group AG (Switzerland)	8,771	7,330,985
MacroGenics, Inc.(NON)	9,325	149,666
Max Healthcare Institute, Ltd. (India)(NON)	192,177	1,144,075
McKesson Corp.	55,845	13,881,392
Medpace Holdings, Inc.(NON)	622	135,372
Medtronic PLC	51,200	5,296,640
Merck & Co., Inc.	203,016	15,559,146
Merck KGaA (Germany)	29,220	7,551,600
Meridian Bioscience, Inc.(NON)	6,529	133,192
Moderna, Inc.(NON)	19,600	4,978,008
ModivCare, Inc.(NON)	922	136,723
Molina Healthcare, Inc.(NON)	8,000	2,544,640
Natus Medical, Inc.(NON)	3,653	86,686
NextGen Healthcare, Inc.(NON)	9,660	171,851
NGM Biopharmaceuticals, Inc.(NON)	6,998	123,935
Novartis AG (Switzerland)	71,589	6,307,249
Novo Nordisk A/S Class B (Denmark)	55,595	6,255,666
Option Care Health, Inc.(NON)	20,766	590,585
Ortho Clinical Diagnostics Holdings PLC(NON)	18,583	397,490
Orthofix Medical, Inc. (Netherlands)(NON)	3,193	99,270
Oxford Nanopore Technologies PLC (United Kingdom)(NON)	129,526	1,223,733
Precision BioSciences, Inc.(NON)	13,736	101,646
Protagonist Therapeutics, Inc.(NON)	3,890	133,038
Prothena Corp. PLC (Ireland)(NON)	2,897	143,112
Radius Health, Inc.(NON)	15,281	105,745
RAPT Therapeutics, Inc.(NON)	5,288	194,228
Regeneron Pharmaceuticals, Inc.(NON)	15,676	9,899,707
Relay Therapeutics, Inc.(NON)(S)	16,739	514,055
Roche Holding AG (Switzerland)	19,858	8,261,817
Sabra Health Care REIT, Inc.(R)	9,434	127,736
Sanofi (France)	29,596	2,984,706
Sartorius Stedim Biotech (France)	3,009	1,652,580
Select Medical Holdings Corp.	18,762	551,603
Seres Therapeutics, Inc.(NON)	52,371	436,250
Service Corp. International	13,400	951,266
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	26,000	1,553,372
Shockwave Medical, Inc.(NON)	3,197	570,121
Sonic Healthcare, Ltd. (Australia)	88,359	3,001,381
STAAR Surgical Co.(NON)	8,527	778,515
Surmodics, Inc.(NON)	1,897	91,341
Tenet Healthcare Corp.(NON)	12,692	1,036,809
Thermo Fisher Scientific, Inc.	9,693	6,467,557
Tivity Health, Inc.(NON)	6,154	162,712
Travere Therapeutics, Inc.(NON)	13,789	428,011
UnitedHealth Group, Inc.	12,554	6,303,866
Vanda Pharmaceuticals, Inc.(NON)	10,623	166,675
Vertex Pharmaceuticals, Inc.(NON)	37,500	8,235,000
Veru, Inc.(NON)	20,654	121,652
Vir Biotechnology, Inc.(NON)	18,102	757,931
WuXi AppTec Co., Ltd. Class H (China)	147,412	2,552,291
Xencor, Inc.(NON)	6,571	263,629
Zentalis Pharmaceuticals, Inc.(NON)	7,558	635,325

		293,856,685
Homebuilding (0.3%)
Beazer Homes USA, Inc.(NON)	11,499	267,007
Berkeley Group Holdings PLC (The) (United Kingdom)	13,794	891,534
Daiwa House Industry Co., Ltd. (Japan)	64,300	1,849,286
PulteGroup, Inc.	96,907	5,539,204
Skyline Champion Corp.(NON)	9,514	751,416
TRI Pointe Homes, Inc.(NON)	26,592	741,651

		10,040,098
Household furniture and appliances (0.1%)
Dixon Technologies India, Ltd. (India)	21,177	1,568,480
Ethan Allen Interiors, Inc.	5,257	138,207
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	—

		1,706,687
Leisure (0.1%)
Brunswick Corp.	19,400	1,954,162
MarineMax, Inc.(NON)	2,362	139,452
MasterCraft Boat Holdings, Inc.(NON)	3,548	100,515
Smith & Wesson Brands, Inc.	31,329	557,656

		2,751,785
Lodging/Tourism (0.4%)
Bluegreen Vacations Holding Corp.(NON)	2,765	97,052
Hilton Worldwide Holdings, Inc.(NON)	26,095	4,070,559
InterContinental Hotels Group PLC (United Kingdom)(NON)	35,142	2,274,152
Marriott International, Inc./MD Class A(NON)	37,000	6,113,880
Wyndham Hotels & Resorts, Inc.	12,700	1,138,555

		13,694,198
Media (0.3%)
FactSet Research Systems, Inc.	1,400	680,414
Interpublic Group of Cos., Inc. (The)	52,100	1,951,145
Universal Music Group NV (Netherlands)	207,738	5,860,709
Walt Disney Co. (The)(NON)	14,406	2,231,345

		10,723,613
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	470,969	1,985,469

		1,985,469
Publishing (0.1%)
Houghton Mifflin Harcourt Co.(NON)	30,490	490,889
New York Times Co. Class A	17,800	859,740
Scholastic Corp.	2,582	103,177
Thomson Reuters Corp. (Canada)	25,876	3,094,401

		4,548,207
Retail (5.5%)
Abercrombie & Fitch Co. Class A(NON)	19,251	670,512
Amazon.com, Inc.(NON)	17,135	57,133,916
BJ's Wholesale Club Holdings, Inc.(NON)(S)	73,616	4,930,064
BlueLinx Holdings, Inc.(NON)	2,985	285,844
Caleres, Inc.	16,671	378,098
Crocs, Inc.(NON)	803	102,961
Dillard's, Inc. Class A	2,708	663,514
GMS, Inc.(NON)	6,912	415,480
Group 1 Automotive, Inc.	619	120,841
Home Depot, Inc. (The)	10,854	4,504,519
Industria de Diseno Textil SA (Inditex) (Spain)	34,329	1,115,054
JD Sports Fashion PLC (United Kingdom)	426,164	1,256,345
Li Ning Co., Ltd. (China)	280,000	3,064,156
Lululemon Athletica, Inc. (Canada)(NON)	9,916	3,881,618
Macy's, Inc.	35,548	930,647
Moncler SpA (Italy)	24,143	1,759,705
Movado Group, Inc.	3,085	129,046
Nike, Inc. Class B	37,490	6,248,458
Nitori Holdings Co., Ltd. (Japan)	13,700	2,048,822
O'Reilly Automotive, Inc.(NON)	23,704	16,740,476
Ross Stores, Inc.	9,300	1,062,804
Ryohin Keikaku Co., Ltd. (Japan)	29,400	448,347
Steven Madden, Ltd.	2,672	124,168
Tapestry, Inc.	104,400	4,238,640
Target Corp.	73,872	17,096,936
Tilly's, Inc. Class A	8,182	131,812
TJX Cos., Inc. (The)	137,373	10,429,358
Vera Bradley, Inc.(NON)	7,288	62,021
Vista Outdoor, Inc.(NON)	17,643	812,813
Wal-Mart de Mexico SAB de CV (Mexico)	1,358,496	5,056,998
Walmart, Inc.	166,305	24,062,670
Wesfarmers, Ltd. (Australia)	87,652	3,782,143
World Fuel Services Corp.	12,095	320,155

		174,008,941
Semiconductor (1.2%)
Applied Materials, Inc.	23,700	3,729,432
ASML Holding NV (Netherlands)	6,779	5,454,232
Axcelis Technologies, Inc.(NON)	10,729	799,954
MaxLinear, Inc. Class A(NON)	12,024	906,489
Novatek Microelectronics Corp. (Taiwan)	108,000	2,095,159
Parade Technologies, Ltd. (Taiwan)	33,000	2,511,891
Renesas Electronics Corp. (Japan)(NON)	238,200	2,924,907
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	799,350	17,699,813
Tokyo Electron, Ltd. (Japan)	3,700	2,118,084

		38,239,961
Software (6.0%)
Adobe, Inc.(NON)	35,515	20,139,136
American Software, Inc./GA Class A	5,547	145,165
Atlassian Corp PLC Class A (Australia)(NON)	15,800	6,024,382
Benefitfocus, Inc.(NON)	6,690	71,315
Blackbaud, Inc.(NON)	1,707	134,819
Cadence Design Systems, Inc.(NON)	71,647	13,351,418
Domo, Inc. Class B(NON)	12,561	623,026
Donnelley Financial Solutions, Inc.(NON)	8,572	404,084
Electronic Arts, Inc.	6,400	844,160
Intapp, Inc.(NON)	5,061	127,335
Intuit, Inc.	38,243	24,598,662
Manhattan Associates, Inc.(NON)	9,600	1,492,704
Microsoft Corp.	267,322	89,905,735
Oracle Corp.	44,190	3,853,810
Oracle Corp. (Japan)	35,200	2,672,446
Pearl Abyss Corp. (South Korea)(NON)	15,449	1,796,228
Progress Software Corp.	2,634	127,143
Sage Group PLC (The) (United Kingdom)	205,770	2,374,661
Square Enix Holdings Co., Ltd. (Japan)	35,600	1,826,130
Tata Consultancy Services, Ltd. (India)	168,232	8,461,611
Totvs SA (Brazil)	379,755	1,952,636
Veeva Systems, Inc. Class A(NON)	24,000	6,131,520
Verint Systems, Inc.(NON)	2,673	140,359
Workday, Inc. Class A(NON)	3,800	1,038,084

		188,236,569
Technology (0.1%)
SoftBank Group Corp. (Japan)	43,900	2,074,246

		2,074,246
Technology services (6.1%)
Accenture PLC Class A	68,769	28,508,189
Alibaba Group Holding, Ltd. (China)(NON)	246,756	3,694,420
Alphabet, Inc. Class A(NON)	17,236	49,933,381
Alphabet, Inc. Class C(NON)	7,066	20,446,107
Atotech B.V.	—	—
Bottomline Technologies (de), Inc.(NON)	9,309	525,679
Capgemini SE (France)	24,893	6,107,414
CSG Systems International, Inc.	4,711	271,448
DocuSign, Inc.(NON)	33,768	5,143,204
Fidelity National Information Services, Inc.	73,423	8,014,120
Globant SA (Argentina)(NON)	8,225	2,583,390
HealthStream, Inc.(NON)	2,305	60,760
Ziff Davis, Inc.(NON)	1,166	129,263
JD.com, Inc.	34,054	1,201,133
Kyndryl Holdings, Inc.(NON)	1,280	23,168
Meta Platforms, Inc. Class A(NON)	54,298	18,263,132
Mimecast, Ltd.(NON)	10,589	842,567
NAVER Corp. (South Korea)	10,065	3,195,320
Nomura Research Institute, Ltd. (Japan)	70,000	2,980,982
Palo Alto Networks, Inc.(NON)	9,823	5,469,053
Pinterest, Inc. Class A(NON)	164,800	5,990,480
Roku, Inc.(NON)	22,600	5,157,320
Salesforce.com, Inc.(NON)	18,402	4,676,500
SCSK Corp. (Japan)	26,400	525,403
Tencent Holdings, Ltd. (China)	170,311	9,990,993
Thoughtworks Holding, Inc.(NON)	32,412	868,966
Yandex NV Class A (Russia)(NON)	51,917	3,140,979
Zebra Technologies Corp. Class A(NON)	5,900	3,511,680

		191,255,051
Textiles (0.1%)
Hermes International (France)	2,083	3,642,616
Kontoor Brands, Inc.	2,322	119,003
Oxford Industries, Inc.	1,242	126,088

		3,887,707
Tire and rubber (0.2%)
CIE Generale Des Etablissements Michelin SCA (France)	26,892	4,413,373
Goodyear Tire & Rubber Co. (The)(NON)	39,598	844,229

		5,257,602
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	8,000	3,731,503

		3,731,503
Transportation (1.5%)
A. P. Moeller-Maersck A/S Class B (Denmark)	297	1,066,227
ArcBest Corp.	6,899	826,845
Arlo Technologies, Inc.(NON)	15,528	162,889
Copa Holdings SA Class A (Panama)(NON)(S)	20,543	1,698,084
Covenant Logistics Group, Inc.(NON)	4,085	107,967
CSX Corp.	218,600	8,219,360
Deutsche Post AG (Germany)	121,777	7,838,879
Dorian LPG, Ltd.	10,488	133,093
Genco Shipping & Trading, Ltd.	19,861	317,776
Hub Group, Inc. Class A(NON)	4,975	419,094
Matson, Inc.	7,627	686,659
Nippon Yusen KK (Japan)	39,400	3,000,950
Ryder System, Inc.	12,500	1,030,375
Safe Bulkers, Inc. (Monaco)(NON)	34,847	131,373
Saia, Inc.(NON)	2,980	1,004,349
SFL Corp., Ltd. (Norway)	30,726	250,417
Southwest Airlines Co.(NON)	101,858	4,363,597
Teekay Corp. (Bermuda)(NON)	22,023	69,152
Union Pacific Corp.	58,142	14,647,714
United Parcel Service, Inc. Class B	8,000	1,714,720
Yamato Holdings Co., Ltd. (Japan)	47,500	1,113,903

		48,803,423
Utilities and power (2.1%)
AES Corp. (The)	153,300	3,725,190
ALLETE, Inc.	7,005	464,782
Ameren Corp.	24,975	2,223,025
American Electric Power Co., Inc.	101,901	9,066,132
Avista Corp.	9,145	388,571
Black Hills Corp.	7,400	522,218
California Water Service Group	6,372	457,892
CLP Holdings, Ltd. (Hong Kong)	199,000	2,009,796
E.ON SE (Germany)	58,699	814,777
Electricite De France SA (France)	126,441	1,487,035
Energias de Portugal (EDP) SA (Portugal)	329,256	1,811,313
Exelon Corp.	241,851	13,969,314
FirstEnergy Corp.	23,200	964,888
Fortum OYJ (Finland)	108,912	3,346,659
Kinder Morgan, Inc.	147,300	2,336,178
Northwest Natural Holding Co.	5,545	270,485
NRG Energy, Inc.	122,915	5,295,178
Osaka Gas Co., Ltd. (Japan)	48,200	798,145
Otter Tail Corp.	2,937	209,761
PNM Resources, Inc.	16,484	751,835
Portland General Electric Co.	10,801	571,589
Public Service Enterprise Group, Inc.	13,600	907,528
SJW Group	3,258	238,486
Southern Co. (The)	97,000	6,652,260
SSE PLC (United Kingdom)	145,619	3,250,222
Suez SA (France)	34,359	774,922
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	15,434
Tokyo Gas Co., Ltd. (Japan)	147,300	2,647,601
Unitil Corp.	1,915	88,071

		66,059,287

Total common stocks (cost $1,625,002,824)		$2,364,187,815

CORPORATE BONDS AND NOTES (7.9%)(a)
		Principal amount	Value
Basic materials (0.5%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$285,000	$392,588
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	82,831
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		90,000	89,952
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		188,000	203,275
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		175,000	184,625
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	113,872
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		148,000	156,140
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		235,000	235,596
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	165,869
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		868,000	1,043,770
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		170,000	155,797
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		350,000	370,591
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		100,000	102,125
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	252,188
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		100,000	99,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		465,000	478,346
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		395,000	410,306
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		115,000	123,338
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		260,000	272,675
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		145,000	182,278
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		495,000	507,375
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		566,000	548,128
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		150,000	151,605
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	148,875
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		200,000	196,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		95,000	94,881
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		60,000	63,623
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	131,824
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	316,140
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		190,000	185,725
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		150,000	157,125
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		190,000	195,225
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	284,147
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	49,238
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	81,387
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	176,490
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25		$245,000	253,602
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		225,000	229,484
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	77,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		65,000	65,596
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		230,000	232,875
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	194,060
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		50,000	50,203
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	49,688
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		485,000	509,856
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		50,000	50,438
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	89,006
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	374,955
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	145,518
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	253,500
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		50,000	49,625
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		90,000	86,400
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		175,000	163,625
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	275,878
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		7,000	7,048
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		215,000	223,600
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	278,600
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		260,000	265,200
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		410,000	409,488
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		265,000	276,520
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51		926,000	891,821
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41		464,000	451,410
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	422,854
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	149,448
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		103,000	144,906
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		215,000	226,318
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		165,000	169,476
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		190,000	194,513

			15,666,211
Capital goods (0.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26		200,000	204,000
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	117,000
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	369,733
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	176,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	169,125
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		400,000	412,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	245,400
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	175,841
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		472,000	461,861
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		394,000	546,748
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		330,000	342,243
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		25,000	26,047
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		135,000	140,050
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		90,000	90,273
Canpack SA/Canpack US, LLC 144A company guaranty sr. unsec. notes 3.875%, 11/15/29 (Poland)		235,000	229,125
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)		200,000	200,000
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	150,840
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	199,031
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		235,000	236,043
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		100,000	101,023
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		165,000	163,350
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		60,000	60,600
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	49,000
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		225,000	234,000
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		220,000	239,250
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		155,000	159,650
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	185,094
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		360,000	360,484
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		295,000	309,750
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	324,483
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		198,000	239,936
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		55,000	52,493
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	244,676
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		220,000	246,932
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29		270,000	265,950
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	120,300
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		240,000	240,000
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		485,000	469,238
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	572,567
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	164,548
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		350,000	344,313
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	147,084
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		250,000	265,000
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		305,000	296,003
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		270,000	273,555
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	82,071
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	497,751
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		70,000	71,400
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		235,000	239,406
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	549,713
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		335,000	357,194
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		115,000	118,163
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		30,000	30,450
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		185,000	190,083
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		305,000	314,150
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	241,032
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		160,000	159,469
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		860,000	893,862
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		200,000	214,250
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		120,000	121,200
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	286,554
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		445,000	442,775
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		235,000	257,619

			15,688,581
Communication services (0.9%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		255,000	274,125
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		370,000	353,350
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	198,000
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	195,090
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		916,000	918,787
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	157,825
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		505,000	520,493
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,389,000	1,394,040
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		1,250,000	1,222,553
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	660,577
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		160,000	164,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		165,000	169,985
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,405,000	1,516,185
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		175,000	182,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		110,000	112,551
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28		190,000	203,544
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		320,000	312,223
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		543,000	741,514
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	246,319
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		205,000	198,191
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		93,000	108,618
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	150,637
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	652,240
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		262,000	271,351
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		8,000	11,485
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		420,000	445,662
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		33,000	35,185
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		224,000	239,192
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	101,546
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51		34,000	32,912
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	84,000
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		291,000	271,673
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		200,000	214,838
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	272,023
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	342,691
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		340,000	364,246
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		513,000	533,520
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		420,000	450,450
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	283,425
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		100,000	102,371
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		150,000	158,250
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	169,498
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	213,850
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	212,100
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	116,815
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		275,000	308,000
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	149,254
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	849,487
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		115,000	121,613
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		340,000	353,600
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		500,000	510,000
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		240,000	237,600
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		120,000	114,000
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	250,322
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		880,000	1,113,200
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		250,000	300,150
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		863,000	950,379
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	582,186
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		114,000	124,688
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		782,000	846,828
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		213,000	211,930
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	158,016
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		15,000	15,610
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	75,432
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		115,000	113,275
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		255,000	268,388
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	265,050
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		815,000	980,287
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		652,000	706,910
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		325,000	327,897
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		310,000	402,833
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	389,900
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,435,848
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		194,000	199,820
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	154,125

			28,097,158
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity		134,000	132,660

			132,660
Consumer cyclicals (1.1%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		205,000	201,925
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	257,100
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	152,874
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		710,000	766,815
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		566,000	574,454
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30		55,000	53,299
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26		120,000	118,567
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25		90,000	95,850
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		115,000	117,671
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		110,000	109,450
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	25,943
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		45,000	45,844
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		155,000	149,499
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		210,000	207,375
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		360,000	355,500
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		580,000	594,500
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		321,000	358,765
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	327,241
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		115,000	117,300
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		235,000	239,700
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		52,000	55,719
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	109,599
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		240,000	240,168
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		85,000	85,000
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		160,000	159,200
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		280,000	281,750
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		45,000	47,700
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		230,000	232,875
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	248,625
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		160,000	165,562
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		175,000	187,250
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		180,000	192,150
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		360,000	342,000
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	576,114
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		295,000	147,500
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		250,000	256,041
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	787,506
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		230,000	224,702
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		195,000	192,894
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32		75,000	76,633
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		200,000	210,537
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		225,000	255,656
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	258,000
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		325,000	349,635
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		275,000	288,750
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		170,000	162,350
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		245,000	248,675
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		60,000	60,663
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		132,000	180,679
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		60,000	74,235
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		623,000	672,696
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		137,000	147,678
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	58,427
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		42,000	42,762
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		265,000	272,619
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		298,000	321,299
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	162,307
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		195,000	200,850
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	413,147
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	366,382
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		453,499	478,441
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		110,000	127,188
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		983,000	1,067,784
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	800,381
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	118,006
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		95,000	99,513
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		265,000	265,331
Bath & Body Work, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		120,000	148,200
Bath & Body Work, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	283,125
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		26,000	31,720
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		110,000	124,575
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		175,000	173,031
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		379,000	428,907
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		280,000	285,496
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		155,000	157,713
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		95,000	95,950
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		145,000	149,713
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	131,250
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	94,388
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		115,000	113,706
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		320,000	336,560
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		245,000	249,520
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		175,000	181,344
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		45,000	46,148
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		300,000	297,000
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		305,000	302,667
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		190,000	166,641
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	505,645
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		235,000	242,638
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		180,000	181,800
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		175,000	177,791
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		165,000	170,363
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		130,000	127,886
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		130,000	128,375
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	418,126
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	270,300
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	115,847
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		225,000	234,563
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		311,000	443,953
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		80,000	90,962
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	70,700
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		205,000	210,125
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	20,655
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	81,172
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		285,000	322,050
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		365,000	406,975
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	117,150
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		335,000	349,238
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		120,000	119,700
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	129,838
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		145,000	147,356
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	120,815
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	207,202
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		120,000	113,700
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		840,000	823,578
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		375,000	377,096
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		830,000	860,088
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	160,231
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		235,000	250,966
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		185,000	190,319
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		115,000	120,606
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		220,000	217,250
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		90,000	86,696
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		165,000	169,851
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	20,650
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		155,000	157,906
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		80,000	80,656
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		225,000	226,283
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		500,000	491,458
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	213,925
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		45,000	49,500
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		110,000	122,925
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		340,000	367,462
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		220,000	233,475
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		145,000	157,869
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		130,000	138,938
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		235,000	253,213
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		120,000	121,200
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		280,000	288,400
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		115,000	127,777
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		121,000	126,001
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	61,541
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	142,800
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		246,000	440,672
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		310,000	323,175
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		215,000	224,138
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		290,000	296,473
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		290,000	294,350
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	73,413

			34,796,111
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	157,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		160,000	163,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		200,000	202,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		65,000	70,182
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		605,000	634,912
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	218,838
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		197,000	272,541
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		491,000	600,414
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		235,000	273,525
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		400,000	389,478
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	574,814
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		85,000	84,921
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		35,000	35,313
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		6,950	7,902
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		268,000	324,035
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	279,911
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	306,093
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		385,000	396,069
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		195,000	202,800
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		405,000	405,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	126,956
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		355,000	342,829
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		563,000	554,783
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		270,000	307,064
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	149,894
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		224,000	274,028
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		335,000	350,395
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49		460,000	577,733
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		165,000	178,613
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		270,000	275,400
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		113,000	117,520
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		100,000	97,125
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	50,500
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		470,000	488,988
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	155,388
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		485,000	490,087
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		985,000	973,068
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	706,636
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$210,000	239,400
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		757,000	910,293
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	166,125
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		330,000	391,876
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		454,000	529,478
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	147,150
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		215,000	234,405
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		455,000	471,153
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		193,000	196,860
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		135,000	138,780
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		210,000	221,550
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		245,000	246,225
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		115,000	114,569
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		115,000	124,488

			15,948,507
Energy (0.7%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		130,000	143,265
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		94,000	107,026
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	120,990
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		125,000	141,250
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		100,000	109,000
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		85,000	91,269
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		145,000	157,759
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	285,549
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	26,559
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	429,713
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		290,000	285,650
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		110,000	118,800
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		175,000	176,750
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		195,000	263,738
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	377,400
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		255,000	249,900
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		88,000	91,520
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		122,000	137,655
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		180,000	188,811
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		117,000	117,878
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		55,000	56,719
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	246,000
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	222,343
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27		145,000	158,948
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	194,031
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		205,000	221,615
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		310,000	319,446
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		250,000	294,405
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		1,365,000	1,335,318
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29		205,000	212,688
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		115,000	130,525
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	407,556
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	238,185
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	168,000
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		95,000	119,161
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		170,000	179,286
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		95,000	98,800
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		75,000	76,781
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		325,000	337,594
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		390,000	415,695
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		120,000	126,964
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		305,000	317,200
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		415,000	422,044
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		130,000	167,050
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	27,688
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	144,177
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	31,415
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	218,663
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		95,000	94,288
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	278,100
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		325,000	323,781
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		135,000	125,132
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		73,000	75,190
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		100,000	92,500
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		25,000	25,875
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		120,000	125,700
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		155,000	191,813
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	72,900
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		701,000	862,230
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		300,000	382,502
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		75,000	96,500
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	267,220
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	91,637
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		70,000	93,082
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		215,000	204,519
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	415,773
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		155,000	143,763
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		159,000	171,521
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		159,000	168,381
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		515,000	20,600
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		153,000	147,645
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)		1,036,000	1,046,360
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	337,425
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		55,000	56,057
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		165,000	171,600
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	75,510
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28		80,000	82,200
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		275,000	283,250
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		184,000	201,548
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	168,570
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		62,000	69,637
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	599,297
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	92,700
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		190,000	195,225
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		205,000	212,175
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		100,000	110,064
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	257,155
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		450,000	475,875
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	201,433
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25		60,000	65,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		205,000	205,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		265,000	265,000
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		342,000	353,543
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		100,500	97,988
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		175,000	169,094
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		200,000	196,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		225,000	234,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	121,469
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		135,000	141,413
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	72,275

			21,536,394
Financials (1.9%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		400,000	399,662
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,235,000	1,258,183
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		210,000	217,875
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	188,062
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	478,698
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	530,145
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		290,000	300,875
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		337,000	477,047
American Express Co. sr. unsec. notes 2.65%, 12/2/22		486,000	495,239
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	95,950
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		775,000	776,124
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	228,695
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		285,000	291,658
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	427,546
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		200,000	191,455
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	227,250
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	196,361
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	223,827
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,401,316
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	221,650
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	321,874
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		35,000	38,324
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	1,047,317
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	190,484
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,378,781
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		555,000	557,501
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	369,487
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	107,987
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	111,681
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		135,000	134,565
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		410,000	392,786
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	352,359
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	198,495
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		191,000	195,726
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	876,649
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		57,000	60,135
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		462,000	508,953
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		87,000	88,938
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		416,000	416,445
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,532,326
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	350,187
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22		437,000	437,510
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	295,115
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		270,000	301,056
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	176,456
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	241,164
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		205,000	226,248
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	246,875
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		115,000	105,800
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		120,000	112,200
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	627,735
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)		200,000	196,683
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22		630,000	633,823
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		290,000	308,812
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	305,071
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	587,944
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		730,000	732,790
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	830,886
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		485,000	495,825
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		212,000	238,955
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)		575,000	636,538
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,140,000	1,156,720
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	141,078
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)		90,000	93,600
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	520,567
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		364,000	389,445
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		81,000	82,337
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	243,753
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		153,000	156,634
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		195,000	197,438
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		120,000	117,300
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		285,000	286,536
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	213,574
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	71,925
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	138,038
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		199,000	196,513
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		751,000	834,231
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22		303,000	303,911
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,381,082
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		114,000	115,830
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	172,671
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26		115,000	106,806
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		290,000	297,975
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	72,115
Huntington Bancshares, Inc. 144A unsec. sub. FRB 2.487%, 8/15/36		361,000	345,885
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		155,000	155,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		210,000	218,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		185,000	190,260
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	112,125
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		404,000	390,136
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		202,000	193,352
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		146,000	150,552
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		520,000	521,314
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		190,000	196,650
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		315,000	326,813
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		240,000	245,400
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		94,000	99,170
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	577,779
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47		116,000	97,510
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	43,890
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,741,655
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,454,654
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		85,000	88,007
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,146,000	1,181,467
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	206,400
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		165,000	169,125
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	65,650
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		220,000	220,275
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	236,685
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	235,216
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	241,658
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		450,000	454,108
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		400,000	405,129
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	158,693
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	275,896
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,485,360
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	590,386
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		1,515,000	1,553,363
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)		250,000	256,650
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		250,000	248,750
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		190,000	193,800
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		70,000	69,125
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		215,000	245,756
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	183,348
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,320,000	1,325,761
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		60,000	64,200
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30		120,000	118,006
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	125,400
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	134,400
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		170,000	189,125
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		270,000	293,570
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		110,000	111,100
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		225,000	231,188
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		360,000	372,208
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22		137,000	137,378
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	113,574
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	47,769
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		295,000	300,163
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		50,000	52,000
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		146,000	153,665
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	316,056
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	305,469
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	86,675
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		431,000	452,786
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		170,000	176,800
Starwood Property Trust, Inc. 144A sr. unsec. unsub. notes 3.75%, 12/31/24(R)		75,000	75,807
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		800,000	797,142
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		255,000	312,409
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,052,000	1,064,873
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	467,292
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	257,053
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		158,000	164,715
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22		230,000	232,725
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)		480,000	481,509
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		1,245,000	1,256,608
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		308,000	335,900
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	229,215
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	627,577
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		245,000	246,838
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		172,000	187,910
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		104,000	106,860
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		284,000	278,544

			60,942,496
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29		1,575,000	1,683,921
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	287,409
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	226,906
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	294,226
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	361,732
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	212,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		165,000	156,790
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		277,000	282,141
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		90,000	79,425
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		195,000	198,900
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		102,000	105,577
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		500,000	480,645
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		465,000	474,956
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		1,025,000	1,052,006
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22		534,000	543,211
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		501,000	524,262
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30		235,000	223,875
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		185,000	202,576
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		110,000	111,816
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		505,000	542,875
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	117,731
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	106,313
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	120,894
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	26,719
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	94,950
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	161,700
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		235,000	239,406
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		225,000	232,875
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		243,000	252,698
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,097,000	1,335,322
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		131,454	147,841
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	168,604
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		255,000	295,800
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		106,000	107,900
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		163,000	121,435
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		95,000	92,744
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		115,000	116,150
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		427,000	435,314
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	129,844
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		70,000	91,598
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		240,000	269,700
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		110,000	116,256
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	207,088
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		253,000	244,145
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		19,000	19,824
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	454,587
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	127,775
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		85,000	84,700
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	192,592
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	788,488
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	70,175
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		245,000	248,981
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		51,000	53,805
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		265,000	271,625
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	327,849
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	660,494
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	343,200
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	148,213
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		150,000	147,235
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		120,000	121,500
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		60,000	60,750
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		60,000	62,100
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		60,000	63,147
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		465,000	484,181
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,125,000	1,155,521
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		290,000	294,492
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		300,000	319,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		260,000	272,449
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		395,000	387,222
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	285,560
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	824,743
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		110,000	110,216
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	249,084
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	292,697
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	371,698
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		157,000	154,764

			22,728,293
Technology (0.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		370,000	367,225
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		295,000	262,879
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	314,290
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	817,992
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		240,000	238,303
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	286,421
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23		959,000	961,613
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	330,380
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	369,387
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		295,000	294,847
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		115,000	115,718
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		185,000	184,758
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	68,169
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		185,000	192,863
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		705,000	753,101
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		456,000	505,730
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		153,000	152,734
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39		180,000	258,428
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26		300,000	314,723
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		255,000	258,601
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	108,150
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		170,000	174,707
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		215,000	212,313
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46		19,000	31,588
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		210,000	210,000
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		110,000	118,441
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	352,961
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		390,000	392,952
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		405,000	415,550
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		165,000	171,987
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		240,000	249,258
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		799,000	848,313
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		60,000	58,511
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	973,223
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		166,000	166,020
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		55,000	57,096
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	308,396
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		621,000	623,558
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		735,000	763,109
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		1,081,000	1,095,742
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		260,000	247,975
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		310,000	302,250
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		320,000	329,111
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		320,000	325,667
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		430,000	428,474
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	293,204
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		95,000	98,325
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		175,000	173,688
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		120,000	121,164
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		230,000	232,031
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31		263,000	258,317
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		125,000	136,680
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		370,000	366,818

			17,693,741
Transportation (0.1%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		25,000	25,594
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	251,149
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		235,000	244,371
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	647,328
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	277,671
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		350,000	382,193
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	119,728
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	220,054
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	92,813
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	93,846
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		615,000	639,600

			2,994,347
Utilities and power (0.4%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		425,000	414,080
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	568,224
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	95,882
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		105,000	103,032
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	61,153
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		90,000	90,675
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	49,248
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		660,000	684,750
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		45,000	45,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	24,656
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	147,107
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	398,498
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	468,062
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	114,700
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	416,206
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		186,000	193,089
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	414,532
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	230,330
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	662,285
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24		179,000	192,653
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	81,610
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,345,000	1,274,280
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45		81,000	100,754
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		151,000	157,439
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		755,000	853,897
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	153,645
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		70,000	73,220
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		116,000	140,447
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	158,283
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	220,537
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		17,000	17,672
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		160,000	174,053
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		444,000	463,811
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		565,000	553,700
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	107,139
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		205,000	207,053
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	60,099
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	460,698
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		215,000	218,591
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	48,272
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		60,000	60,999
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23		1,060,000	1,053,382
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	100,975
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	101,289
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		317,000	338,996
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		204,000	210,074
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		135,000	139,050
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		295,000	304,629
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	155,673

			13,364,429

Total corporate bonds and notes (cost $239,052,635)			$249,588,928

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$469,249	$502,995
5.00%, 5/20/49	21,069	23,050
4.70%, with due dates from 5/20/67 to 8/20/67	145,342	156,833
4.652%, 6/20/67	64,823	69,943
4.50%, with due dates from 5/20/49 to 5/20/49	63,459	68,824
4.484%, 3/20/67	79,289	85,844
3.00%, TBA, 1/1/52	16,000,000	16,563,202
3.00%, with due dates from 8/20/49 to 4/20/51	16,067,492	16,629,948

		34,100,639
U.S. Government Agency Mortgage Obligations (4.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	174,353	189,672
3.00%, with due dates from 2/1/47 to 1/1/48	5,561,672	5,796,450
2.50%, with due dates from 5/1/51 to 8/1/51	1,963,638	2,013,117
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	22,142	24,303
4.00%, 1/1/57	576,728	634,563
4.00%, with due dates from 6/1/48 to 5/1/49	5,802,616	6,182,301
3.50%, 6/1/56	1,581,238	1,709,261
3.00%, with due dates from 4/1/46 to 11/1/48	7,752,244	8,138,521
2.50%, with due dates from 7/1/50 to 8/1/51	19,974,868	20,427,913
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/52	5,000,000	5,401,536
4.00%, TBA, 1/1/52	1,000,000	1,063,711
3.50%, TBA, 2/1/52	12,000,000	12,621,565
3.50%, TBA, 1/1/52	22,000,000	23,168,754
2.50%, TBA, 2/1/52	22,000,000	22,408,214
2.50%, TBA, 1/1/52	22,000,000	22,464,072
2.50%, TBA, 1/1/37	23,000,000	23,794,225

		156,038,178

Total U.S. government and agency mortgage obligations (cost $189,704,661)		$190,138,817

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.375%, 2/15/38(i)	$80,000	$111,695
3.375%, 5/15/44(i)	539,000	683,619

Total U.S. treasury obligations (cost $795,314)		$795,314

MORTGAGE-BACKED SECURITIES (2.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.394%, 11/15/35	$31,148	$53,574
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.531%, 3/15/35	25,719	34,322
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.665%, 6/15/34	12,858	15,043
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.94%, 4/15/44	4,433,907	739,653
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,879,898	567,313
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	3,680,148	729,442
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	7,087,643	1,286,478
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,248,284	681,139
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,034,118	910,572
REMICs Ser. 5162, Class HI, IO, 4.00%, 11/25/51	6,441,683	919,196
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	5,207,388	788,242
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	8,582,596	1,372,185
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,941,118	698,905
REMICs Ser. 5080, Class DI, IO, 4.00%, 3/25/51	7,345,474	1,378,184
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,183,019	689,361
REMICs Ser. 5152, Class IE, IO, 3.50%, 10/25/51	6,150,898	802,510
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,835,392	626,896
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,878,055	486,490
REMICs Ser. 5167, IO, 3.00%, 11/25/51	6,051,518	795,654
REMICs Ser. 5127, Class AI, IO, 3.00%, 6/25/51	6,336,468	890,561
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	8,136,001	913,173
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.289%, 7/25/36	7,788	15,189
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.193%, 3/25/36	14,477	22,636
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.826%, 6/25/37	22,669	39,897
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 9/25/47	4,207,492	753,479
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 8/25/49	3,343,811	672,095
REMICs Ser. 21-67, Class DI, IO, 4.00%, 10/25/51	7,118,947	1,120,734
REMICs Ser. 21-28, Class GI, IO, 4.00%, 5/25/51	4,472,189	779,792
REMICs Ser. 20-67, Class JI, IO, 4.00%, 9/25/50	4,758,723	820,086
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,425,127	476,024
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	6,183,634	695,951
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	6,389,208	616,559
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,853,090	628,686
REMICs FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	253,279	1,266
Trust FRB Ser. 02-W8, Class 1, IO, 0.301%, 6/25/42(WAC)	220,015	1,650
REMICs Ser. 01-79, Class BI, IO, 0.266%, 3/25/45(WAC)	107,731	668
REMICs Ser. 03-34, PO, zero %, 4/25/43	7,244	6,375
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	214,613	39,905
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	41,967	7,021
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	5,873,561	778,482
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	36,218	33
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,723,413	319,165
FRB Ser. 16-H16, Class LI, IO, 2.136%, 7/20/66(WAC)	11,311,791	751,174
Ser. 15-H25, Class BI, IO, 1.742%, 10/20/65(WAC)	3,374,963	228,485
Ser. 15-H26, Class EI, IO, 1.736%, 10/20/65(WAC)	1,735,007	102,018

		24,256,263
Commercial mortgage-backed securities (1.1%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.966%, 5/15/53(WAC)	4,177,234	279,234
AREIT CRE Trust 144A
FRB Ser. 20-CRE4, Class C, 3.272%, 4/15/37	409,000	412,231
FRB Ser. 21-CRE5, Class A, 1.19%, 7/17/26	404,000	402,990
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	15,795	—
BANK FRB Ser. 19-BN20, Class XA, IO, 0.833%, 9/15/62(WAC)	4,147,151	226,641
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	561,000	599,678
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	510,000	538,538
BBCMS Mortgage Trust 144A Ser. 21-C11, Class D, 2.00%, 9/15/54	320,000	267,307
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.517%, 12/11/38(WAC)	20,529	72
Benchmark Mortgage Trust
Ser. 18-B7, Class AM, 4.741%, 5/15/53(WAC)	742,000	853,795
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	221,000	250,531
Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	265,584
Ser. 19-B13, Class AM, 3.183%, 8/15/57	247,000	260,315
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.16%, 5/15/38 (Cayman Islands)	534,000	532,999
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	419,000	443,515
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	205,452
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.186%, 12/15/47(WAC)	154,000	155,694
FRB Ser. 11-C2, Class E, 5.186%, 12/15/47(WAC)	562,000	560,124
Citigroup Commercial Mortgage Trust
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	178,000	203,350
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	431,000	451,569
FRB Ser. 14-GC21, Class XA, IO, 1.15%, 5/10/47(WAC)	3,286,594	75,589
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.091%, 3/10/47(WAC)	256,000	266,313
FRB Ser. 12-GC8, Class XA, IO, 1.725%, 9/10/45(WAC)	3,950,749	13,780
FRB Ser. 06-C5, Class XC, IO, 0.401%, 10/15/49(WAC)	2,395,846	24
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.881%, 11/10/46(WAC)	599,000	624,139
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	705,000	732,185
FRB Ser. 14-CR18, Class C, 4.749%, 7/15/47(WAC)	354,000	356,849
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	237,264
FRB Ser. 15-LC21, Class B, 4.334%, 7/10/48(WAC)	370,000	392,892
FRB Ser. 15-LC19, Class C, 4.231%, 2/10/48(WAC)	620,000	644,958
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	342,000	358,808
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	277,000	289,239
FRB Ser. 14-CR17, Class XA, IO, 0.959%, 5/10/47(WAC)	5,903,254	109,157
FRB Ser. 13-CR11, Class XA, IO, 0.909%, 8/10/50(WAC)	7,109,648	89,148
FRB Ser. 14-UBS6, Class XA, IO, 0.862%, 12/10/47(WAC)	5,535,091	111,194
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.987%, 7/10/46(WAC)	658,000	651,738
FRB Ser. 15-LC23, Class D, 3.609%, 10/10/48(WAC)	336,000	332,858
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.553%, 2/15/40(WAC)	1,324,277	4,503
FRB Ser. 07-C2, Class AX, IO, 0.015%, 1/15/49(WAC)	1,126,470	11
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	344,828
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	333,335
Ser. 19-C17, Class AS, 3.278%, 9/15/52	194,000	205,005
FRB Ser. 20-C19, Class XA, IO, 1.115%, 3/15/53(WAC)	6,420,266	474,933
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	645,000	504,743
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	1,033,000	1,026,905
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.758%, 9/25/27(WAC)	5,157,126	197,349
Multifamily Structured Pass-Through Certificates FRB Ser. K131, Class X1, IO, 0.729%, 7/25/31(WAC)	6,279,494	389,957
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.362%, 12/25/28(WAC)	11,507,739	278,576
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.475%, 2/10/46(WAC)	4,172,605	48,947
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	652,000	669,279
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	422,000	448,260
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	353,000	374,915
FRB Ser. 14-GC22, Class XA, IO, 0.946%, 6/10/47(WAC)	6,632,880	108,982
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43(WAC)	246,000	181,079
FRB Ser. 13-GC14, Class B, 4.738%, 8/10/46(WAC)	247,000	256,956
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	469,000	469,165
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.655%, 4/15/47(WAC)	168,000	175,204
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	473,000	460,895
FRB Ser. 13-C12, Class B, 4.098%, 7/15/45(WAC)	258,000	262,654
FRB Ser. 13-C17, Class XA, IO, 0.723%, 1/15/47(WAC)	3,158,867	38,218
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.006%, 12/15/46(WAC)	265,000	276,245
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	367,388
FRB Ser. 13-LC11, Class XA, IO, 1.229%, 4/15/46(WAC)	11,131,543	128,745
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	141,832	2,983
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.694%, 11/15/43(WAC)	141,961	141,785
FRB Ser. 12-C6, Class E, 5.122%, 5/15/45(WAC)	559,000	416,007
FRB Ser. 12-C8, Class D, 4.672%, 10/15/45(WAC)	330,000	319,058
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	13,040	1
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	134
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.166%, 4/20/48(WAC)	1,044,000	1,052,843
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.817%, 7/15/45(WAC)	6,099	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47(WAC)	318,603	334,532
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	207,000	216,994
FRB Ser. 14-C17, Class C, 4.48%, 8/15/47(WAC)	708,000	698,945
FRB Ser. 15-C24, Class B, 4.343%, 5/15/48(WAC)	225,000	239,217
Ser. 13-C8, Class B, 3.525%, 12/15/48(WAC)	329,000	334,171
FRB Ser. 14-C17, Class XA, IO, 1.055%, 8/15/47(WAC)	3,294,206	61,009
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.598%, 11/15/45(WAC)	450,000	448,223
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	207,225
Morgan Stanley Capital I Trust 144A
FRB Ser. 07-IQ15, Class C, 6.187%, 6/11/49(WAC)	776,537	788,729
FRB Ser. 11-C3, Class D, 5.086%, 7/15/49(WAC)	231,000	231,092
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.802%, 10/15/49	204,839	204,020
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 1.359%, 8/9/37 (Cayman Islands)	326,000	324,829
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.015%, 12/15/50(WAC)	4,029,886	186,595
FRB Ser. 18-C8, Class XA, IO, 0.863%, 2/15/51(WAC)	4,537,805	197,144
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.517%, 5/10/45(WAC)	661,000	664,247
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.575%, 12/10/45(WAC)	4,570,289	32,351
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 1.204%, 6/16/36	180,362	179,911
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.239%, 11/15/48(WAC)	537,056	5
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.306%, 7/15/46(WAC)	319,000	320,632
FRB Ser. 13-LC12, Class C, 4.306%, 7/15/46(WAC)	408,000	367,012
Ser. 19-C49, Class AS, 4.244%, 3/15/52	582,000	648,230
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	261,000	287,289
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	210,000	223,232
FRB Ser. 16-LC25, Class AS, 3.872%, 12/15/59(WAC)	401,000	431,530
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	277,433
FRB Ser. 19-C52, Class XA, IO, 1.593%, 8/15/52(WAC)	3,634,641	329,477
FRB Ser. 14-LC16, Class XA, IO, 1.082%, 8/15/50(WAC)	9,053,634	190,944
FRB Ser. 16-LC25, Class XA, IO, 0.836%, 12/15/59(WAC)	3,516,223	118,043
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46(WAC)	518,000	183,162
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.183%, 3/15/45(WAC)	849,000	864,312
Ser. 13-C11, Class AS, 3.311%, 3/15/45	460,000	467,056
Ser. 12-C10, Class AS, 3.241%, 12/15/45	276,000	280,047
FRB Ser. 14-C24, Class XA, IO, 0.846%, 11/15/47(WAC)	8,571,063	174,561
FRB Ser. 14-C22, Class XA, IO, 0.791%, 9/15/57(WAC)	19,513,366	340,703
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.425%, 3/15/44(WAC)	767,569	384,398
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46(WAC)	437,000	254,908
FRB Ser. 12-C9, Class XA, IO, 1.851%, 11/15/45(WAC)	3,424,354	24,373
FRB Ser. 12-C10, Class XA, IO, 1.483%, 12/15/45(WAC)	3,375,231	24,514
FRB Ser. 12-C9, Class XB, IO, 0.713%, 11/15/45(WAC)	10,038,000	43,163

		33,739,900
Residential mortgage-backed securities (non-agency) (0.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.292%, 5/25/47	399,107	229,388
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.01%, 1/25/49(WAC)	97,258	97,524
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	113,838	114,406
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.779%, 4/20/35	219,991	220,458
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.602%, 10/25/29 (Bermuda)	251,000	251,003
BRAVO Residential Funding Trust 144A Ser. 21-C, Class A1, 1.62%, 3/1/61	346,184	346,400
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	290,709
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.763%, 5/25/35(WAC)	183,243	186,126
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	40,472	40,509
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.022%, 6/25/46	555,539	520,541
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.763%, 11/20/35	348,948	342,099
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	797,417	738,685
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.284%, 2/20/47	280,742	217,662
Credit Suisse Mortgage Trust 144A Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	210,242	210,142
CSMC Trust 144A Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	217,517	215,111
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	57,462	57,496
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.802%, 11/25/28 (Bermuda)	227,125	227,047
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.453%, 9/25/28	163,940	171,793
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.653%, 7/25/28	162,062	168,709
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.253%, 11/25/28	274,022	283,412
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.103%, 12/25/28	372,442	387,284
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.853%, 10/25/24	7,879	7,903
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.803%, 4/25/28	316,094	325,906
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.753%, 10/25/28	1,510,078	1,560,583
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.553%, 10/25/29	625,000	642,852
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 9/25/30	267,163	270,088
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.303%, 10/25/29	38,134	38,134
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AS, (1 Month US LIBOR + 1.10%), 1.203%, 3/25/30	617,014	617,641
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	347,000	349,676
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 1/25/49	123,250	124,705
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.553%, 3/25/49	11,147	11,269
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.503%, 2/25/47	181,000	184,546
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.453%, 2/25/49	94,110	95,013
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 10/25/48	64,400	65,148
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 2.35%, 8/25/33	437,000	444,986
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2, (1 Month US LIBOR + 2.10%), 2.203%, 9/25/48	537,000	541,028
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.203%, 9/25/48	61,000	61,766
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.003%, 1/25/50	77,548	77,644
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.103%, 2/25/47	1,522,240	1,517,697
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	84,000	83,948
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.053%, 8/25/28	458,442	483,322
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.853%, 8/25/28	724,934	759,902
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.103%, 9/25/28	556,712	574,778
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.803%, 4/25/28	754,690	794,945
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.653%, 4/25/28	878,476	916,188
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 7/25/25	24,147	24,268
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 11/25/24	18,690	18,974
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.003%, 11/25/24	97,422	101,321
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.553%, 1/25/29	623,865	646,495
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.453%, 5/25/29	587,402	609,185
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.403%, 2/25/25	42,915	43,681
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.353%, 4/25/29	487,283	502,915
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.353%, 1/25/29	1,061,190	1,098,555
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	42,341	43,132
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	14,481	14,516
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	622,575	639,172
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	94,000	97,404
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.003%, 7/25/24	77,684	78,873
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.303%, 1/25/30	8,697	8,722
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.353%, 7/25/29	190,000	190,258
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.753%, 1/25/31	73,542	73,381
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.703%, 11/25/29	99,888	99,451
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.253%, 11/25/39	74,006	73,953
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.153%, 1/25/40	498,714	500,722
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 0.95%, 11/25/41	99,636	99,696
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 0.80%, 10/25/41	69,758	69,627
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	813,680	819,979
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.702%, 10/25/28 (Bermuda)	100,914	100,914
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	155,287	155,287
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	316,208	316,208
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	308,885	308,885
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.902%, 2/25/34	396,162	395,276
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.834%, 2/25/35(WAC)	107,238	107,297
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.927%, 8/25/34	50,829	50,374
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.918%, 8/26/47(WAC)	160,000	153,118
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.227%, 10/25/33	144,293	145,929
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	233,130	233,121
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.152%, 10/25/34	366,917	364,135
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	188,298
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	327,918
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	409,819
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.952%, 5/25/47	575,847	507,589
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	181,650
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 2.991%, 12/25/36(WAC)	255,265	248,107
FRB Ser. 05-AR12, Class 1A8, 2.833%, 10/25/35(WAC)	341,651	340,595
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.062%, 7/25/45	131,054	124,999
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.022%, 10/25/44	249,663	242,943
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.80%), 0.902%, 8/25/45	201,128	200,711

		26,823,625

Total mortgage-backed securities (cost $87,764,788)		$84,819,788

COLLATERALIZED LOAN OBLIGATIONS (0.7%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 19-5A, Class A1, (BBA LIBOR USD 3 Month + 1.39%), 1.514%, 1/15/33 (Cayman Islands)	$595,000	$595,112
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/23/34 (Cayman Islands)	250,000	248,642
AB BSL CLO 1, Ltd. 144A FRB Ser. 20-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.50%), 1.624%, 1/15/33 (Cayman Islands)	595,000	595,120
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.224%, 4/15/34 (Cayman Islands)	533,000	530,116
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.32%, 10/20/34 (Cayman Islands)	685,000	684,595
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (BBA LIBOR USD 3 Month + 1.20%), 1.332%, 7/20/34 (Cayman Islands)	200,000	200,092
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.228%, 4/22/34 (Cayman Islands)	266,000	264,553
AIG CLO, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.10%), zero %, 10/25/33 (Cayman Islands)	250,000	249,898
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (BBA LIBOR USD 3 Month + 0.99%), 1.122%, 4/20/34 (Cayman Islands)	294,000	291,126
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.344%, 4/15/33	650,000	650,547
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (BBA LIBOR USD 3 Month + 1.05%), 1.182%, 4/20/34 (Cayman Islands)	250,000	248,774
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (BBA LIBOR USD 3 Month + 1.12%), 1.242%, 7/18/34 (Cayman Islands)	250,000	249,716
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/15/34 (Cayman Islands)	500,000	498,098
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.222%, 4/20/31	250,000	249,457
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 1.452%, 11/22/34 (Cayman Islands)	461,000	461,468
Carlyle US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.00%), 1.132%, 4/20/31	250,000	249,490
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.242%, 4/20/32 (Cayman Islands)	277,000	276,863
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.212%, 4/20/34	539,000	538,999
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.324%, 10/20/34	622,000	621,999
Crestline Denali CLO XVII, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.06%), 1.184%, 10/15/31 (Cayman Islands)	275,000	274,644
Dryden 78 CLO, Ltd. 144A FRB Ser. 20-78A, Class A, (BBA LIBOR USD 3 Month + 1.18%), 1.302%, 4/17/33 (Cayman Islands)	393,000	393,152
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/15/29	500,000	499,836
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 4/20/34	304,000	304,039
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.24%), 1.364%, 4/15/33 (Cayman Islands)	350,000	350,193
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 10/20/34 (Cayman Islands)	250,000	250,044
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.322%, 4/16/34 (Cayman Islands)	387,000	387,149
Galaxy XXIII CLO, Ltd. 144A FRB Ser. 21-23A, Class AR, (BBA LIBOR USD 3 Month + 0.87%), 0.994%, 4/24/29 (Cayman Islands)	245,663	245,400
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.432%, 4/17/33	250,000	250,127
Greywolf CLO V, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.16%), 1.284%, 1/27/31 (Cayman Islands)	502,000	502,068
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/15/31 (Cayman Islands)	249,053	248,589
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 1.20%), 1.324%, 7/15/34 (Cayman Islands)	250,000	250,115
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.579%, 11/30/32 (Cayman Islands)	527,000	528,084
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 1/20/33 (Cayman Islands)	650,000	650,157
Kayne CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.33%, 4/23/34 (Cayman Islands)	550,000	550,216
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.312%, 7/20/34 (Cayman Islands)	250,000	250,076
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A, Class A1R, (BBA LIBOR USD 3 Month + 1.12%), 1.21%, 7/25/34	250,000	249,721
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (BBA LIBOR USD 3 Month + 1.32%), 1.444%, 4/15/32 (Cayman Islands)	323,000	322,386
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	250,000	249,652
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.122%, 7/17/32 (Cayman Islands)	617,000	617,033
Northwoods Capital XVII, Ltd. 144A FRB Ser. 18-17A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.188%, 4/22/31 (Cayman Islands)	250,000	249,231
Oaktree CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.284%, 7/15/34 (Cayman Islands)	322,000	321,817
OCP CLO, Ltd. 144A FRB Ser. 21-19A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 10/20/34 (Cayman Islands)	250,000	249,709
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.277%, 10/20/34 (Cayman Islands)	250,000	249,706
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD 3 Month + 1.25%), 1.382%, 10/30/30	544,053	544,145
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.274%, 7/15/34 (Cayman Islands)	374,000	374,057
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.928%, 10/15/29 (Cayman Islands)	363,000	363,086
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (BBA LIBOR USD 3 Month + 1.00%), 1.132%, 10/20/31 (Cayman Islands)	250,000	250,043
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.224%, 1/15/34	316,000	314,290
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.244%, 10/15/34 (Cayman Islands)	224,000	223,873
Riserva CLO, Ltd. 144A FRB Ser. 21-3A, Class ARR, (BBA LIBOR USD 3 Month + 1.06%), 1.182%, 1/18/34 (Cayman Islands)	250,000	248,557
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.484%, 1/15/36	362,000	362,797
Shackleton CLO, Ltd. 144A FRB Ser. 20-11A, Class AR, (BBA LIBOR USD 3 Month + 1.09%), 1.246%, 8/15/30 (Cayman Islands)	305,000	305,112
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.402%, 4/20/33 (Cayman Islands)	336,000	336,368
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.294%, 7/15/34 (Cayman Islands)	250,000	250,000
Sound Point CLO XXIX, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/25/34 (Cayman Islands)	373,000	370,965
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.302%, 7/20/34 (Cayman Islands)	322,000	321,999
Trinitas CLO XVI, Ltd. 144A FRB Ser. 21-16A, Class A1, (BBA LIBOR USD 3 Month + 1.18%), 1.312%, 7/20/34 (Cayman Islands)	526,000	525,405
Vibrant CLO VIII, Ltd. 144A FRB Ser. 18-8A, Class A1A, (BBA LIBOR USD 3 Month + 1.14%), 1.272%, 1/20/31 (Cayman Islands)	400,000	399,586
Wind River CLO, Ltd. 144A FRB Ser. 21-1A, Class A1RR, (BBA LIBOR USD 3 Month + 0.98%), 1.112%, 7/20/30 (Cayman Islands)	300,000	300,003
ZAIS CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.614%, 7/15/32	549,000	549,266

Total collateralized loan obligations (cost $22,240,509)		$22,187,361

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$510,000	$510,306
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,129,000	1,127,732
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	250,853	246,264
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.002%, 10/25/53	243,000	243,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 11/25/53	146,000	146,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 4/25/55	499,000	499,000
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.849%, 4/15/22	677,000	677,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.849%, 2/16/22	636,000	636,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	556,000	556,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.599%, 3/8/22	549,000	549,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.299%, 8/15/22	783,000	783,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 1/25/22	636,000	636,198
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	622,000	622,000
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	777,000	777,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 6/25/54	150,000	149,925
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 5/25/55	215,000	214,517
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-3A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.971%, 7/20/29 (Cayman Islands)	400,000	400,000
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.802%, 2/25/55	272,000	272,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 4/25/22	646,000	646,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 8/8/22	646,000	646,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.802%, 3/25/54	404,000	404,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.792%, 12/8/22	243,000	243,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.752%, 1/26/54	134,667	134,667
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.712%, 11/7/22	704,000	704,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	179,212	179,545
Ser. 21-1, Class A1, 2.24%, 6/25/24	150,000	149,207
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.703%, 1/25/46	383,141	382,744

Total asset-backed securities (cost $12,538,926)		$12,534,105

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)	$330,000	$310,191
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	454,000	456,809
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)	300,000	315,375
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	517,000	575,163
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	1,033,669
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	769,356
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	293,906
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	785,000	825,231
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	350,000	363,125
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	540,000	662,132
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	320,000	360,487
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,051,000	1,257,269
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	230,000	257,888
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	230,000	255,013
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	900,000	922,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	378,448
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	200,000	195,002
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	240,000	362,402
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	460,000	27,600

Total foreign government and agency bonds and notes (cost $9,168,973)		$9,621,566

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (—%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	$387,101	$384,971
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	148,875	144,549
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.75%, 3/16/27	221,240	218,844
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.102%, 10/1/25	144,810	144,177

		892,541
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	174,125	173,944
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	160,791	158,493
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/30/26	169,042	167,901
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	283,276	282,922
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	331,370	325,478
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	119,401	119,384
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.844%, 3/2/27	393,844	391,032

		1,619,154
Communication services (—%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.354%, 1/30/29	140,000	139,329
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 7/31/27	94,524	93,862
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	234,600	234,668

		467,859
Consumer cyclicals (—%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.103%, 4/22/26	222,975	200,399
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	188,100	188,121
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	85,729	85,654
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	147,114	146,976
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	132,600
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	114,445	107,521

		861,271
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	160,000	160,267
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	420,200	410,338
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	84,150	84,071
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.00%, 11/4/28	420,000	420,151

		1,074,827
Energy (—%)
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	283,575	282,747

		282,747
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	39,899	39,862

		39,862
Health care (0.1%)
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	481,363	478,835
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	263,675	264,516
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	268,650	268,483
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.081%, 6/30/25	197,192	196,946
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	352,112	341,108

		1,549,888
Technology (0.1%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	326,700	324,047
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	120,000	122,600
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	187,625	187,366
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.544%, 12/1/27	183,613	184,149
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	279,300	279,037
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	119,400	119,072
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	155,000	155,291

		1,371,562
Transportation (—%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	110,000	113,791
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	228,275	228,585

		342,376

Total senior loans (cost $8,516,114)		$8,502,087

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,414	$2,470,965
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	2,284	2,381,550

Total convertible preferred stocks (cost $3,778,338)		$4,852,515

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$118,319
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	243,600
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	106,000	95,004

Total convertible bonds and notes (cost $422,401)		$456,923

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,400	$17,654

Total warrants (cost $6,931)				$17,654

SHORT-TERM INVESTMENTS (11.0%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 0.170%, 3/4/22		$15,000,000	$14,994,618
Interest in $423,316,000 joint tri-party repurchase agreement dated 12/31/2021 with Citigroup Global Markets, Inc. due 1/3/2022 - maturity value of $12,161,061 for an effective yield of 0.060% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 10/20/2051 to 11/20/2051, valued at $431,802,869)		12,160,999	12,160,999
Mitsubishi UFJ Trust & Banking Corp. commercial paper 0.180%, 2/2/22		15,000,000	14,998,680
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	256,195,878	256,195,878
Putnam Cash Collateral Pool, LLC 0.12%(AFF)	Shares	9,625,915	9,625,915
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	2,376,000	2,376,000
TotalEnergies Capital Canada, Ltd. commercial paper 0.130%, 2/28/22		$5,000,000	4,998,788
U.S. Treasury Bills 0.056%, 5/19/22(SEG)(SEGSF)(SEGCCS)		5,900,000	5,897,822
U.S. Treasury Bills 0.049%, 3/24/22(SEG)(SEGCCS)		3,500,000	3,499,564
U.S. Treasury Bills 0.043%, 3/3/22(SEG)(SEGSF)(SEGCCS)		1,682,001	1,681,867
U.S. Treasury Bills 0.042%, 2/10/22(SEGSF)		1,500,000	1,499,950
U.S. Treasury Bills 0.041%, 3/17/22(SEG)(SEGSF)(SEGCCS)		10,300,000	10,298,846
U.S. Treasury Bills 0.039%, 4/21/22(SEG)(SEGSF)(SEGCCS)		8,400,000	8,398,143

Total short-term investments (cost $346,629,292)			$346,627,070
TOTAL INVESTMENTS

Total investments (cost $2,545,621,706)			$3,294,329,943

	FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $1,591,519,175) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/19/22	$10,413,698	$10,186,878	$226,820
		Australian Dollar	Sell	1/19/22	10,413,698	10,429,218	15,520
		British Pound	Sell	3/16/22	9,238,284	9,067,183	(171,101)
		Canadian Dollar	Sell	1/19/22	2,051,042	2,052,282	1,240
		Euro	Buy	3/16/22	9,139,163	9,145,590	(6,427)
		Japanese Yen	Buy	2/16/22	5,387,800	5,439,902	(52,102)
		New Zealand Dollar	Buy	1/19/22	12,737,905	12,815,934	(78,029)
		New Zealand Dollar	Sell	1/19/22	12,737,905	12,952,472	214,567
		Swiss Franc	Buy	3/16/22	1,078,497	1,065,557	12,940
		Swiss Franc	Sell	3/16/22	1,078,497	1,070,448	(8,049)
	Barclays Bank PLC
		Australian Dollar	Buy	1/19/22	6,265,040	6,171,009	94,031
		Australian Dollar	Sell	1/19/22	6,265,040	6,272,029	6,989
		British Pound	Buy	3/16/22	6,044,471	5,946,837	97,634
		British Pound	Sell	3/16/22	6,044,471	5,904,388	(140,083)
		Canadian Dollar	Buy	1/19/22	16,478,695	16,338,087	140,608
		Canadian Dollar	Sell	1/19/22	16,478,695	16,766,056	287,361
		Euro	Buy	3/16/22	1,053,975	1,036,100	17,875
		Hong Kong Dollar	Sell	2/16/22	86,444	86,598	154
		Japanese Yen	Buy	2/16/22	3,388,474	3,428,434	(39,960)
		Japanese Yen	Sell	2/16/22	3,388,474	3,433,739	45,265
		New Zealand Dollar	Buy	1/19/22	4,037,356	3,977,894	59,462
		New Zealand Dollar	Sell	1/19/22	4,037,356	4,105,618	68,262
		Swiss Franc	Buy	3/16/22	3,958,959	3,911,704	47,255
		Swiss Franc	Sell	3/16/22	3,958,959	3,930,745	(28,214)
	Citibank, N.A.
		Australian Dollar	Buy	1/19/22	1,515,329	1,517,582	(2,253)
		Australian Dollar	Sell	1/19/22	1,515,329	1,482,336	(32,993)
		British Pound	Sell	3/16/22	11,779,749	11,527,698	(252,051)
		Canadian Dollar	Buy	1/19/22	15,066,247	14,936,478	129,769
		Canadian Dollar	Sell	1/19/22	15,066,247	15,286,085	219,838
		Danish Krone	Sell	3/16/22	1,544,834	1,540,163	(4,671)
		Euro	Buy	3/16/22	8,502,149	8,494,038	8,111
		Japanese Yen	Buy	2/16/22	4,843,654	4,897,278	(53,624)
		New Zealand Dollar	Buy	1/19/22	10,779,318	10,642,547	136,771
		New Zealand Dollar	Sell	1/19/22	10,779,318	10,958,975	179,657
		Swedish Krona	Buy	3/16/22	994,865	991,764	3,101
		Swedish Krona	Sell	3/16/22	994,865	995,827	962
		Swiss Franc	Buy	3/16/22	6,297,260	6,222,132	75,128
		Swiss Franc	Sell	3/16/22	6,297,260	6,250,016	(47,244)
	Credit Suisse International
		Australian Dollar	Buy	1/19/22	89,128	89,263	(135)
		Australian Dollar	Sell	1/19/22	89,128	87,177	(1,951)
		British Pound	Sell	3/16/22	2,676,238	2,693,276	17,038
		Canadian Dollar	Buy	1/19/22	2,843,553	2,888,254	(44,701)
		Canadian Dollar	Sell	1/19/22	2,843,553	2,851,677	8,124
		Euro	Buy	3/16/22	3,940,891	3,906,935	33,956
		Euro	Sell	3/16/22	3,940,891	3,927,732	(13,159)
		New Zealand Dollar	Buy	1/19/22	3,912,039	3,977,639	(65,600)
		New Zealand Dollar	Sell	1/19/22	3,912,039	3,853,679	(58,360)
	Goldman Sachs International
		Australian Dollar	Buy	1/19/22	12,976,159	13,013,167	(37,008)
		Australian Dollar	Sell	1/19/22	12,976,159	12,995,486	19,327
		Brazilian Real	Buy	2/2/22	4,449,210	4,381,444	67,766
		British Pound	Buy	3/16/22	13,718,120	13,497,672	220,448
		British Pound	Sell	3/16/22	13,718,120	13,409,646	(308,474)
		Canadian Dollar	Buy	1/19/22	24,170,835	24,309,482	(138,647)
		Canadian Dollar	Sell	1/19/22	24,170,835	24,144,280	(26,555)
		Chinese Yuan (Offshore)	Buy	2/16/22	8,002,075	7,915,092	86,983
		Euro	Buy	3/16/22	12,461,510	12,354,226	107,284
		Euro	Sell	3/16/22	12,461,510	12,421,928	(39,582)
		Japanese Yen	Buy	2/16/22	8,692,322	8,772,562	(80,240)
		Japanese Yen	Sell	2/16/22	8,692,322	8,785,942	93,620
		New Zealand Dollar	Buy	1/19/22	16,534,007	16,362,705	171,302
		New Zealand Dollar	Sell	1/19/22	16,534,007	16,887,507	353,500
		Norwegian Krone	Buy	3/16/22	1,812,015	1,768,104	43,911
		Norwegian Krone	Sell	3/16/22	1,812,015	1,765,823	(46,192)
		South African Rand	Buy	1/19/22	4,775,570	4,864,692	(89,122)
		Swiss Franc	Buy	3/16/22	1,983,273	1,959,521	23,752
		Swiss Franc	Sell	3/16/22	1,983,273	1,969,106	(14,167)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/19/22	9,473,810	9,375,805	98,005
		Australian Dollar	Sell	1/19/22	9,473,810	9,376,480	(97,330)
		British Pound	Sell	3/16/22	3,690,145	3,671,846	(18,299)
		Canadian Dollar	Buy	1/19/22	3,409,971	3,429,810	(19,839)
		Canadian Dollar	Sell	1/19/22	3,409,971	3,368,477	(41,494)
		Euro	Buy	3/16/22	13,731,776	13,685,998	45,778
		Euro	Sell	3/16/22	13,731,776	13,612,134	(119,642)
		Japanese Yen	Buy	2/16/22	1,499,042	1,514,262	(15,220)
		Japanese Yen	Sell	2/16/22	1,499,042	1,519,063	20,021
		New Zealand Dollar	Buy	1/19/22	5,208,496	5,397,337	(188,841)
		New Zealand Dollar	Sell	1/19/22	5,208,496	5,259,769	51,273
		Swiss Franc	Buy	3/16/22	4,037,463	3,989,132	48,331
		Swiss Franc	Sell	3/16/22	4,037,463	4,008,585	(28,878)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	13,388,260	13,400,898	(12,638)
		Australian Dollar	Sell	1/19/22	13,388,260	13,749,722	361,462
		British Pound	Buy	3/16/22	10,838,370	10,645,915	192,455
		Canadian Dollar	Buy	1/19/22	17,430,262	17,702,742	(272,480)
		Canadian Dollar	Sell	1/19/22	17,430,262	17,256,464	(173,798)
		Euro	Buy	3/16/22	17,485,336	17,334,156	151,180
		Euro	Sell	3/16/22	17,485,336	17,428,946	(56,390)
		Japanese Yen	Buy	2/16/22	8,952,227	9,072,319	(120,092)
		Japanese Yen	Sell	2/16/22	8,952,227	9,058,357	106,130
		New Zealand Dollar	Buy	1/19/22	28,974,094	29,458,263	(484,169)
		New Zealand Dollar	Sell	1/19/22	28,974,094	28,545,147	(428,947)
		Norwegian Krone	Sell	3/16/22	651,501	628,257	(23,244)
		Singapore Dollar	Sell	2/16/22	5,357,667	5,348,731	(8,936)
		South Korean Won	Sell	2/16/22	3,960,690	3,954,178	(6,512)
		Swedish Krona	Buy	3/16/22	3,440,585	3,443,786	(3,201)
		Swiss Franc	Buy	3/16/22	6,695,937	6,615,819	80,118
		Swiss Franc	Sell	3/16/22	6,695,937	6,646,578	(49,359)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	27,429,373	27,573,404	(144,031)
		Australian Dollar	Sell	1/19/22	27,429,377	26,832,985	(596,392)
		British Pound	Buy	3/16/22	4,468,741	4,414,984	53,757
		Canadian Dollar	Buy	1/19/22	17,396,981	17,739,462	(342,481)
		Canadian Dollar	Sell	1/19/22	17,396,981	17,486,660	89,679
		Euro	Buy	3/16/22	7,473,828	7,392,136	81,692
		Japanese Yen	Sell	2/16/22	3,708,651	3,749,644	40,993
		New Zealand Dollar	Buy	1/19/22	15,356,705	15,669,070	(312,365)
		New Zealand Dollar	Sell	1/19/22	15,356,705	15,612,424	255,719
		Swedish Krona	Buy	3/16/22	2,358,940	2,352,986	5,954
		Swedish Krona	Sell	3/16/22	2,358,940	2,346,559	(12,381)
		Swiss Franc	Buy	3/16/22	3,593,926	3,541,478	52,448
	NatWest Markets PLC
		Australian Dollar	Buy	1/19/22	8,391,755	8,485,604	(93,849)
		British Pound	Buy	3/16/22	990,227	967,828	22,399
		British Pound	Sell	3/16/22	990,227	969,189	(21,038)
		Canadian Dollar	Sell	1/19/22	7,262,247	7,252,920	(9,327)
		Euro	Sell	3/16/22	27,965,911	27,833,920	(131,991)
		Japanese Yen	Buy	2/16/22	8,291,423	8,304,800	(13,377)
		New Zealand Dollar	Buy	1/19/22	15,004,034	14,950,988	53,046
		New Zealand Dollar	Sell	1/19/22	15,004,034	15,255,744	251,710
		Swiss Franc	Buy	3/16/22	328,310	369,877	(41,567)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/19/22	57,179,587	56,902,763	276,824
		Australian Dollar	Sell	1/19/22	57,179,587	58,121,250	941,663
		British Pound	Sell	3/16/22	7,885,957	7,791,062	(94,895)
		Canadian Dollar	Buy	1/19/22	35,977,865	36,406,740	(428,875)
		Canadian Dollar	Sell	1/19/22	35,977,865	36,147,401	169,536
		Chinese Yuan (Offshore)	Buy	2/16/22	8,390,103	8,288,729	101,374
		Euro	Sell	3/16/22	181,629	324,375	142,746
		Japanese Yen	Buy	2/16/22	4,136,072	4,236,570	(100,498)
		New Zealand Dollar	Buy	1/19/22	26,405,832	27,312,210	(906,378)
		New Zealand Dollar	Sell	1/19/22	26,405,832	26,147,342	(258,490)
		Swedish Krona	Buy	3/16/22	974,169	975,173	(1,004)
		Swedish Krona	Sell	3/16/22	974,169	968,800	(5,369)
		Swiss Franc	Sell	3/16/22	1,225,609	1,137,173	(88,436)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/19/22	9,634,897	9,707,873	(72,976)
		Australian Dollar	Sell	1/19/22	9,634,897	9,423,517	(211,380)
		British Pound	Buy	3/16/22	7,863,901	7,737,733	126,168
		British Pound	Sell	3/16/22	7,863,901	7,683,906	(179,995)
		Canadian Dollar	Buy	1/19/22	20,367,968	20,199,875	168,093
		Canadian Dollar	Sell	1/19/22	20,367,968	20,713,504	345,536
		Euro	Buy	3/16/22	5,651,377	5,606,709	44,668
		Euro	Sell	3/16/22	5,651,377	5,633,181	(18,196)
		Japanese Yen	Buy	2/16/22	13,817,445	13,980,404	(162,959)
		Japanese Yen	Sell	2/16/22	13,817,445	14,007,588	190,143
		New Zealand Dollar	Buy	1/19/22	6,785,720	6,686,046	99,674
		New Zealand Dollar	Sell	1/19/22	6,785,720	6,898,042	112,322
		Norwegian Krone	Buy	3/16/22	2,195,300	2,126,526	68,774
		Norwegian Krone	Sell	3/16/22	2,195,300	2,138,047	(57,253)
	UBS AG
		Australian Dollar	Buy	1/19/22	16,064,224	16,027,179	37,045
		Australian Dollar	Sell	1/19/22	16,064,224	16,285,433	221,209
		British Pound	Buy	3/16/22	12,129,265	11,864,602	264,663
		British Pound	Sell	3/16/22	12,129,265	11,933,776	(195,489)
		Canadian Dollar	Buy	1/19/22	14,990,751	14,998,278	(7,527)
		Canadian Dollar	Sell	1/19/22	14,990,751	15,269,760	279,009
		Euro	Sell	3/16/22	17,817,924	17,618,117	(199,807)
		Hong Kong Dollar	Sell	2/16/22	3,694,101	3,702,699	8,598
		Japanese Yen	Sell	2/16/22	22,245,355	22,550,652	305,297
		New Zealand Dollar	Buy	1/19/22	13,787,219	14,229,460	(442,241)
		New Zealand Dollar	Sell	1/19/22	13,787,219	13,957,319	170,100
		Swiss Franc	Buy	3/16/22	2,879,473	2,845,050	34,423
		Swiss Franc	Sell	3/16/22	2,879,473	2,858,874	(20,599)
	WestPac Banking Corp.
		Australian Dollar	Sell	1/19/22	4,702,927	4,726,819	23,892
		British Pound	Buy	3/16/22	1,202,534	1,183,380	19,154
		British Pound	Sell	3/16/22	1,202,534	1,176,295	(26,239)
		Canadian Dollar	Buy	1/19/22	669,820	661,663	8,157
		Canadian Dollar	Sell	1/19/22	669,820	673,647	3,827
		Euro	Buy	3/16/22	583,426	578,337	5,089
		Euro	Sell	3/16/22	583,426	581,580	(1,846)
		Japanese Yen	Buy	2/16/22	13,937,773	14,099,784	(162,011)
		New Zealand Dollar	Buy	1/19/22	5,692,031	5,873,900	(181,869)
		New Zealand Dollar	Sell	1/19/22	5,692,031	5,786,756	94,725

	Unrealized appreciation						9,661,190

	Unrealized (depreciation)						(9,593,134)

	Total						$68,056
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	217	$25,346,338	$25,191,530	Mar-22	$375,097
Russell 2000 Index E-Mini (Long)	173	19,452,059	19,400,220	Mar-22	236,914
S&P 500 Index E-Mini (Long)	652	155,377,468	155,127,100	Mar-22	3,045,266
S&P Mid Cap 400 Index E-Mini (Long)	4	1,136,800	1,135,080	Mar-22	(71)
U.S. Treasury Bond 30 yr (Long)	103	16,525,063	16,525,063	Mar-22	255,612
U.S. Treasury Bond Ultra 30 yr (Long)	171	33,708,375	33,708,375	Mar-22	731,709
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,182,750	1,182,750	Mar-22	(27,998)
U.S. Treasury Note 2 yr (Long)	281	61,306,297	61,306,297	Mar-22	(55,835)
U.S. Treasury Note 2 yr (Short)	258	56,288,344	56,288,344	Mar-22	49,958
U.S. Treasury Note 5 yr (Long)	479	57,947,774	57,947,774	Mar-22	243,415
U.S. Treasury Note 5 yr (Short)	2,085	252,236,134	252,236,134	Mar-22	(1,096,059)
U.S. Treasury Note 10 yr (Long)	251	32,747,656	32,747,656	Mar-22	381,279
U.S. Treasury Note Ultra 10 yr (Long)	6	878,625	878,625	Mar-22	14,612
U.S. Treasury Note Ultra 10 yr (Short)	641	93,866,438	93,866,438	Mar-22	(1,563,880)

Unrealized appreciation					5,333,862

Unrealized (depreciation)					(2,743,843)

Total					$2,590,019

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21 (proceeds receivable $93,778,633) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 1/1/52	$2,000,000	1/13/22	$2,160,614
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	12,000,000	1/13/22	12,637,502
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52	7,000,000	1/13/22	7,254,570
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	40,000,000	1/13/22	40,842,902
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	31,000,000	1/13/22	30,925,408

Total			$93,820,996

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$37,646,000	$22,964	(E)	$(20,163)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	$2,802
		13,645,000	53,761	(E)	(62,451)	3/16/27	Secured Overnight Financing Rate — Annually	1.25% — Annually	(8,690)
		29,356,000	115,663	(E)	131,972	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	16,309
		27,843,000	140,329	(E)	(184,154)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(43,825)
		9,429,000	316,532	(E)	(345,523)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(28,993)
		2,531,000	10,402		(34)	12/30/31	Secured Overnight Financing Rate — Annually	1.2695% — Annually	(10,261)
		67,726,000	77,885		(898)	1/3/32	1.3265% — Annually	Secured Overnight Financing Rate — Annually	(70,000)

	Total				$(481,251)				$(142,658)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$126,135,128	$129,382,647	$—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$3,314,716
	123,817,594	127,179,432	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(3,507,345)

	Upfront premium received		—	Unrealized appreciation			3,314,716

	Upfront premium (paid)		—	Unrealized (depreciation)			(3,507,345)

		Total	$—			Total	$(192,629)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	28,739	$706,987	0.55%
Eiffage SA (France)	Basic materials	6,850	705,483	0.55%
Bank Leumi Le-Israel BM (Israel)	Financials	65,401	703,667	0.54%
Sonic Healthcare, Ltd. (Australia)	Health care	20,663	700,991	0.54%
FactSet Research Systems, Inc.	Consumer cyclicals	1,413	686,791	0.53%
KLA Corp.	Technology	1,594	685,613	0.53%
PepsiCo, Inc.	Consumer staples	3,939	684,161	0.53%
Edenred (France)	Consumer cyclicals	14,804	683,796	0.53%
Brenntag AG (Germany)	Basic materials	7,488	678,435	0.52%
Skanska AB (Sweden)	Basic materials	26,175	678,411	0.52%
A.O. Smith Corp.	Capital goods	7,882	676,677	0.52%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	1,372	674,951	0.52%
Textron, Inc.	Capital goods	8,739	674,629	0.52%
Synopsys, Inc.	Technology	1,830	674,439	0.52%
Cadence Design Systems, Inc.	Technology	3,615	673,575	0.52%
Lam Research Corp.	Technology	935	672,539	0.52%
Thales SA (France)	Technology	7,859	669,298	0.52%
Avery Dennison Corp.	Basic materials	3,075	665,902	0.51%
Segro PLC (United Kingdom)	Financials	34,181	664,603	0.51%
Mettler-Toledo International, Inc.	Health care	390	662,197	0.51%
Fortive Corp.	Capital goods	8,669	661,360	0.51%
Sealed Air Corp.	Basic materials	9,802	661,329	0.51%
Marubeni Corp. (Japan)	Conglomerates	67,532	657,235	0.51%
Secom Co., Ltd. (Japan)	Consumer cyclicals	9,463	656,943	0.51%
PPG Industries, Inc.	Basic materials	3,794	654,255	0.51%
Bank Hapoalim MB (Israel)	Financials	63,138	651,900	0.50%
SEI Investments Co.	Financials	10,670	650,225	0.50%
Cummins, Inc.	Capital goods	2,979	649,765	0.50%
ConocoPhillips	Energy	9,001	649,728	0.50%
Chevron Corp.	Energy	5,536	649,634	0.50%
Zebra Technologies Corp. Class A	Technology	1,088	647,652	0.50%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	20,423	647,404	0.50%
MSCI, Inc.	Technology	1,049	642,512	0.50%
Eastman Chemical Co.	Basic materials	5,301	640,973	0.50%
Exxon Mobil Corp.	Energy	10,453	639,589	0.49%
AMETEK, Inc.	Conglomerates	4,346	639,046	0.49%
GlaxoSmithKline PLC (United Kingdom)	Health care	29,319	637,569	0.49%
Iberdrola SA (Spain)	Utilities and power	53,716	636,626	0.49%
Sage Group PLC (The) (United Kingdom)	Technology	55,075	635,588	0.49%
Fidelity National Financial, Inc.	Financials	12,152	634,084	0.49%
Roche Holding AG (Switzerland)	Health care	1,523	633,547	0.49%
Moncler SpA (Italy)	Consumer cyclicals	8,685	633,023	0.49%
Coinbase Global, Inc. Class A	Financials	2,508	632,994	0.49%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	38,060	628,988	0.49%
Nordson Corp.	Capital goods	2,450	625,539	0.48%
Accenture PLC Class A	Technology	1,506	624,210	0.48%
RWE AG (Germany)	Utilities and power	15,297	622,073	0.48%
Pfizer, Inc.	Health care	10,470	618,236	0.48%
Weyerhaeuser Co.	Basic materials	14,977	616,748	0.48%
Dover Corp.	Capital goods	3,390	615,693	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Naturgy Energy Group SA (Spain)	Utilities and power	22,176	$722,845	0.57%
Heineken NV (Netherlands)	Consumer staples	6,372	717,158	0.56%
Argenx SE (Netherlands)	Health care	1,912	686,350	0.54%
Berkshire Hathaway, Inc. Class B	Financials	2,282	682,401	0.54%
Imperial Brands PLC (United Kingdom)	Consumer staples	31,034	679,034	0.53%
Veolia Environnement SA (France)	Utilities and power	18,474	678,520	0.53%
CH Robinson Worldwide, Inc.	Transportation	6,301	678,146	0.53%
AXA SA (France)	Financials	22,517	671,267	0.53%
Black Knight, Inc.	Technology	8,020	664,809	0.52%
Visa, Inc. Class A	Financials	3,065	664,226	0.52%
Waste Management, Inc.	Capital goods	3,970	662,645	0.52%
Atmos Energy Corp.	Utilities and power	6,322	662,311	0.52%
Masco Corp.	Consumer cyclicals	9,430	662,154	0.52%
Nutrien, Ltd. (Canada)	Basic materials	8,752	657,849	0.52%
Fastenal Co.	Consumer staples	10,253	656,827	0.52%
Wheaton Precious Metals Corp. (Canada)	Basic materials	15,253	654,501	0.51%
S&P Global, Inc.	Consumer cyclicals	1,385	653,789	0.51%
D.R. Horton, Inc.	Consumer cyclicals	6,000	650,713	0.51%
Ceridian HCM Holding, Inc.	Technology	6,205	648,136	0.51%
Equifax, Inc.	Consumer cyclicals	2,196	643,045	0.51%
Royalty Pharma PLC Class A	Health care	15,844	631,372	0.50%
BHP Group, Ltd. (Australia)	Basic materials	20,739	626,172	0.49%
Tokio Marine Holdings, Inc. (Japan)	Financials	11,241	624,628	0.49%
Pioneer Natural Resources Co.	Energy	3,338	607,150	0.48%
Broadridge Financial Solutions, Inc.	Financials	3,314	605,872	0.48%
Valero Energy Corp.	Energy	8,044	604,211	0.48%
VF Corp.	Consumer cyclicals	8,241	603,435	0.47%
Equinix, Inc.	Communication services	713	603,015	0.47%
Lucid Group, Inc.	Consumer cyclicals	15,847	602,979	0.47%
ORIX Corp. (Japan)	Financials	29,453	601,078	0.47%
REA Group, Ltd. (Australia)	Technology	4,918	599,828	0.47%
Waste Connections, Inc.	Capital goods	4,402	599,802	0.47%
CyberArk Software, Ltd. (Israel)	Technology	3,456	598,794	0.47%
CIE Generale Des Etablissements Michelin SCA (France)	Consumer cyclicals	3,644	597,977	0.47%
Ferguson PLC (United Kingdom)	Consumer staples	3,353	594,849	0.47%
Lonza Group AG (Switzerland)	Health care	709	592,677	0.47%
Essity AB Class B (Sweden)	Consumer staples	18,114	592,171	0.47%
AVEVA Group PLC (United Kingdom)	Technology	12,833	591,273	0.46%
Aon PLC	Financials	1,950	586,109	0.46%
Westinghouse Air Brake Technologies Corp.	Transportation	6,324	582,536	0.46%
M3, Inc. (Japan)	Health care	11,535	580,934	0.46%
Kubota Corp. (Japan)	Capital goods	26,166	580,847	0.46%
BNP Paribas SA (France)	Financials	8,356	578,140	0.45%
Epiroc AB Class A (Sweden)	Capital goods	22,767	577,477	0.45%
Jacobs Engineering Group, Inc.	Capital goods	4,138	576,156	0.45%
Avantor, Inc.	Health care	13,662	575,711	0.45%
Compagnie De Saint-Gobain (France)	Basic materials	8,123	572,144	0.45%
Check Point Software Technologies, Ltd. (Israel)	Technology	4,903	571,497	0.45%
Trend Micro, Inc. (Japan)	Technology	10,223	567,889	0.45%
Cooper Cos., Inc. (The)	Health care	1,353	566,985	0.45%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$60,708,000	$2,361,541	$196,432	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(2,165,109)
	191,740,000	4,996,744	80,934	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,915,811)

Total			$277,366				$(7,080,920)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$1,367	$19,982	$5,591	5/11/63	300 bp — Monthly	$(4,212)
	CMBX NA BBB-.6 Index	B+/P	2,591	42,961	12,021	5/11/63	300 bp — Monthly	(9,404)
	CMBX NA BBB-.6 Index	B+/P	5,309	85,922	24,041	5/11/63	300 bp — Monthly	(18,682)
	Citigroup Global Markets, Inc.
	CMBX NA A.13 Index	A-/P	(115)	7,000	78	12/16/72	200 bp — Monthly	(35)
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	5,490	11/18/54	500 bp — Monthly	28,468
	CMBX NA BB.6 Index	B-/P	39,593	264,960	116,768	5/11/63	500 bp — Monthly	(76,917)
	CMBX NA BB.7 Index	B/P	22,506	441,000	148,661	1/17/47	500 bp — Monthly	(125,724)
	CMBX NA BB.9 Index	B/P	814	4,000	924	9/17/58	500 bp — Monthly	(105)
	CMBX NA BB.9 Index	B/P	9,598	47,000	10,852	9/17/58	500 bp — Monthly	(1,208)
	CMBX NA BBB-.10 Index	BB+/P	4,364	40,000	3,576	11/17/59	300 bp — Monthly	811
	CMBX NA BBB-.12 Index	BBB-/P	751	18,000	929	8/17/61	300 bp — Monthly	(168)
	CMBX NA BBB-.12 Index	BBB-/P	6,659	113,000	5,831	8/17/61	300 bp — Monthly	894
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	3,286	79,000	4,803	1/17/47	200 bp — Monthly	(1,486)
	CMBX NA BB.7 Index	B/P	10,567	79,000	26,631	1/17/47	500 bp — Monthly	(15,987)
	CMBX NA BBB-.7 Index	BB-/P	6,165	78,000	15,662	1/17/47	300 bp — Monthly	(9,451)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(849)	50,000	800	12/16/72	200 bp — Monthly	(29)
	CMBX NA A.14 Index	A-/P	(288)	17,000	272	12/16/72	200 bp — Monthly	(10)
	CMBX NA A.6 Index	BBB+/P	(8)	13,000	1,273	5/11/63	200 bp — Monthly	(1,276)
	CMBX NA A.6 Index	BBB+/P	136	18,000	1,762	5/11/63	200 bp — Monthly	(1,620)
	CMBX NA A.6 Index	BBB+/P	2,850	24,000	2,350	5/11/63	200 bp — Monthly	510
	CMBX NA A.6 Index	BBB+/P	(201)	25,000	2,448	5/11/63	200 bp — Monthly	(2,639)
	CMBX NA A.6 Index	BBB+/P	3,488	30,000	2,937	5/11/63	200 bp — Monthly	562
	CMBX NA A.6 Index	BBB+/P	1,808	30,000	2,937	5/11/63	200 bp — Monthly	(1,117)
	CMBX NA A.6 Index	BBB+/P	4,203	64,000	6,266	5/11/63	200 bp — Monthly	(2,038)
	CMBX NA A.6 Index	BBB+/P	3,591	69,000	6,755	5/11/63	200 bp — Monthly	(3,138)
	CMBX NA A.6 Index	BBB+/P	2,258	73,000	7,147	5/11/63	200 bp — Monthly	(4,861)
	CMBX NA A.6 Index	BBB+/P	4,739	92,000	9,007	5/11/63	200 bp — Monthly	(4,232)
	CMBX NA A.6 Index	BBB+/P	4,987	98,000	9,594	5/11/63	200 bp — Monthly	(4,569)
	CMBX NA A.6 Index	BBB+/P	6,226	123,000	12,042	5/11/63	200 bp — Monthly	(5,767)
	CMBX NA A.6 Index	BBB+/P	3,958	171,000	16,741	5/11/63	200 bp — Monthly	(12,716)
	CMBX NA BBB-.14 Index	BBB-/P	1,169	26,000	1,219	12/16/72	300 bp — Monthly	(35)
	CMBX NA BBB-.6 Index	B+/P	870	10,990	3,075	5/11/63	300 bp — Monthly	(2,198)
	CMBX NA BBB-.6 Index	B+/P	1,382	15,986	4,473	5/11/63	300 bp — Monthly	(3,082)
	CMBX NA BBB-.6 Index	B+/P	1,355	27,975	7,827	5/11/63	300 bp — Monthly	(6,456)
	CMBX NA BBB-.6 Index	B+/P	3,202	46,958	13,139	5/11/63	300 bp — Monthly	(9,909)
	CMBX NA BBB-.6 Index	B+/P	3,025	57,948	16,214	5/11/63	300 bp — Monthly	(13,155)
	CMBX NA BBB-.6 Index	B+/P	5,485	64,941	18,171	5/11/63	300 bp — Monthly	(12,647)
	CMBX NA BBB-.6 Index	B+/P	6,329	74,932	20,966	5/11/63	300 bp — Monthly	(14,593)
	CMBX NA BBB-.6 Index	B+/P	12,704	168,848	47,244	5/11/63	300 bp — Monthly	(34,441)
	CMBX NA BBB-.7 Index	BB-/P	30,086	382,000	76,706	1/17/47	300 bp — Monthly	(46,397)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(525)	100,000	1,110	12/16/72	200 bp — Monthly	623
	CMBX NA A.7 Index	BBB+/P	7,192	164,000	9,971	1/17/47	200 bp — Monthly	(2,716)
	CMBX NA BB.10 Index	B+/P	4,092	51,000	14,051	5/11/63	500 bp — Monthly	(9,909)
	CMBX NA BB.6 Index	B-/P	4,633	8,640	3,808	5/11/63	500 bp — Monthly	834
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(5,965)	400,000	4,440	12/16/72	200 bp — Monthly	(1,369)
	CMBX NA A.13 Index	A-/P	(334)	40,000	444	12/16/72	200 bp — Monthly	125
	CMBX NA A.13 Index	A-/P	(126)	21,000	233	12/16/72	200 bp — Monthly	115
	CMBX NA A.14 Index	A-/P	(592)	37,000	592	12/16/72	200 bp — Monthly	14
	CMBX NA A.6 Index	BBB+/P	3,018	34,000	3,329	5/11/63	200 bp — Monthly	(298)
	CMBX NA BB.6 Index	B-/P	18,418	72,000	31,730	5/11/63	500 bp — Monthly	(13,242)
	CMBX NA BB.6 Index	B-/P	36,962	144,000	63,461	5/11/63	500 bp — Monthly	(26,359)
	CMBX NA BBB-.12 Index	BBB-/P	2,770	47,000	2,425	8/17/61	300 bp — Monthly	372
	CMBX NA BBB-.12 Index	BBB-/P	3,091	72,000	3,715	8/17/61	300 bp — Monthly	(582)

Upfront premium received			331,497		Unrealized appreciation			33,328

Upfront premium (paid)			(9,003)		Unrealized (depreciation)			(504,779)

	Total		$322,494				Total	$(471,451)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(3,888)	$40,000	$3,916	5/11/63	(200 bp) — Monthly	$13
	CMBX NA A.7 Index	(1,802)	243,000	14,774	1/17/47	(200 bp) — Monthly	12,878
	CMBX NA BB.10 Index	(33,272)	138,000	38,019	11/17/59	(500 bp) — Monthly	4,613
	CMBX NA BB.10 Index	(14,025)	55,000	15,153	11/17/59	(500 bp) — Monthly	1,074
	CMBX NA BB.10 Index	(5,114)	49,000	13,500	11/17/59	(500 bp) — Monthly	8,338
	CMBX NA BB.10 Index	(4,386)	40,000	11,020	11/17/59	(500 bp) — Monthly	6,595
	CMBX NA BB.11 Index	(4,405)	34,000	3,111	11/18/54	(500 bp) — Monthly	(1,327)
	CMBX NA BB.11 Index	(934)	18,000	1,647	11/18/54	(500 bp) — Monthly	696
	CMBX NA BB.11 Index	(550)	8,000	732	11/18/54	(500 bp) — Monthly	174
	CMBX NA BB.8 Index	(6,084)	47,349	17,922	10/17/57	(500 bp) — Monthly	11,792
	CMBX NA BB.8 Index	(14,471)	40,585	15,361	10/17/57	(500 bp) — Monthly	851
	CMBX NA BB.8 Index	(3,109)	8,697	3,292	10/17/57	(500 bp) — Monthly	174
	CMBX NA BB.9 Index	(1,371)	34,000	7,851	9/17/58	(500 bp) — Monthly	6,447
	CMBX NA BB.9 Index	(1,419)	22,000	5,080	9/17/58	(500 bp) — Monthly	3,639
	CMBX NA BB.9 Index	(413)	4,000	924	9/17/58	(500 bp) — Monthly	507
	CMBX NA BB.9 Index	(109)	3,000	693	9/17/58	(500 bp) — Monthly	581
	CMBX NA BBB-.10 Index	(20,259)	68,000	6,079	11/17/59	(300 bp) — Monthly	(14,219)
	CMBX NA BBB-.10 Index	(4,972)	39,000	3,487	11/17/59	(300 bp) — Monthly	(1,508)
	CMBX NA BBB-.10 Index	(5,249)	22,000	1,967	11/17/59	(300 bp) — Monthly	(3,295)
	CMBX NA BBB-.10 Index	(3,691)	15,000	1,341	11/17/59	(300 bp) — Monthly	(2,359)
	CMBX NA BBB-.12 Index	(53,304)	169,000	8,720	8/17/61	(300 bp) — Monthly	(44,682)
	CMBX NA BBB-.12 Index	(16,701)	50,000	2,580	8/17/61	(300 bp) — Monthly	(14,150)
	CMBX NA BBB-.12 Index	(16,872)	48,000	2,477	8/17/61	(300 bp) — Monthly	(14,424)
	CMBX NA BBB-.12 Index	(11,982)	34,000	1,754	8/17/61	(300 bp) — Monthly	(10,248)
	CMBX NA BBB-.12 Index	(6,318)	28,000	1,445	8/17/61	(300 bp) — Monthly	(4,889)
	CMBX NA BBB-.12 Index	(5,137)	27,000	1,393	8/17/61	(300 bp) — Monthly	(3,759)
	CMBX NA BBB-.12 Index	(2,710)	16,000	826	8/17/61	(300 bp) — Monthly	(1,894)
	CMBX NA BBB-.12 Index	(3,341)	10,000	516	8/17/61	(300 bp) — Monthly	(2,831)
	CMBX NA BBB-.6 Index	(64)	999	280	5/11/63	(300 bp) — Monthly	215
	CMBX NA BBB-.8 Index	(17,656)	113,000	15,379	10/17/57	(300 bp) — Monthly	(2,343)
	CMBX NA BBB-.8 Index	(9,363)	59,000	8,030	10/17/57	(300 bp) — Monthly	(1,367)
	CMBX NA BBB-.8 Index	(9,326)	59,000	8,030	10/17/57	(300 bp) — Monthly	(1,330)
	CMBX NA BBB-.8 Index	(7,322)	55,000	7,486	10/17/57	(300 bp) — Monthly	132
	CMBX NA BBB-.8 Index	(4,008)	28,000	3,811	10/17/57	(300 bp) — Monthly	(213)
	CMBX NA BBB-.9 Index	(4,732)	20,000	1,880	9/17/58	(300 bp) — Monthly	(2,863)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	27,826	11/17/59	(500 bp) — Monthly	14,252
	CMBX NA BB.10 Index	(11,892)	100,000	27,550	11/17/59	(500 bp) — Monthly	15,561
	CMBX NA BB.10 Index	(6,588)	53,000	14,602	11/17/59	(500 bp) — Monthly	7,962
	CMBX NA BB.7 Index	(8,878)	482,880	212,805	5/11/63	(500 bp) — Monthly	203,455
	CMBX NA BB.7 Index	(28,223)	153,000	51,576	1/17/47	(500 bp) — Monthly	23,204
	CMBX NA BB.7 Index	(8,060)	49,000	16,518	1/17/47	(500 bp) — Monthly	8,410
	CMBX NA BB.8 Index	(1,402)	7,731	2,926	10/17/57	(500 bp) — Monthly	1,517
	Goldman Sachs International
	CMBX NA A.6 Index	(2,192)	21,000	2,056	5/11/63	(200 bp) — Monthly	(144)
	CMBX NA A.6 Index	(289)	3,000	294	5/11/63	(200 bp) — Monthly	4
	CMBX NA BB.10 Index	(10,860)	48,000	13,224	11/17/59	(500 bp) — Monthly	2,317
	CMBX NA BB.6 Index	(716)	6,720	2,962	5/11/63	(500 bp) — Monthly	2,239
	CMBX NA BB.7 Index	(84,672)	417,000	140,571	1/17/47	(500 bp) — Monthly	55,494
	CMBX NA BB.7 Index	(11,141)	68,000	22,923	1/17/47	(500 bp) — Monthly	11,715
	CMBX NA BB.8 Index	(19,437)	52,181	19,750	10/17/57	(500 bp) — Monthly	262
	CMBX NA BB.8 Index	(16,152)	44,450	16,824	10/17/57	(500 bp) — Monthly	630
	CMBX NA BB.8 Index	(16,124)	44,450	16,824	10/17/57	(500 bp) — Monthly	657
	CMBX NA BB.8 Index	(13,611)	38,653	14,630	10/17/57	(500 bp) — Monthly	982
	CMBX NA BB.8 Index	(2,039)	17,394	6,583	10/17/57	(500 bp) — Monthly	4,527
	CMBX NA BBB-.6 Index	(7,354)	146,867	41,094	5/11/63	(300 bp) — Monthly	33,654
	CMBX NA BBB-.6 Index	(33,518)	122,889	34,384	5/11/63	(300 bp) — Monthly	795
	CMBX NA BBB-.8 Index	(4,269)	33,000	4,491	10/17/57	(300 bp) — Monthly	203
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(76,386)	156,000	52,588	1/17/47	(500 bp) — Monthly	(23,950)
	CMBX NA BB.8 Index	(2,478)	4,832	1,829	10/17/57	(500 bp) — Monthly	(654)
	CMBX NA BBB-.10 Index	(16,929)	149,000	13,321	11/17/59	(300 bp) — Monthly	(3,695)
	CMBX NA BBB-.10 Index	(16,057)	57,000	5,096	11/17/59	(300 bp) — Monthly	(10,995)
	CMBX NA BBB-.10 Index	(14,300)	48,000	4,291	11/17/59	(300 bp) — Monthly	(10,037)
	CMBX NA BBB-.10 Index	(4,618)	28,000	2,503	11/17/59	(300 bp) — Monthly	(2,131)
	CMBX NA BBB-.12 Index	(995)	3,000	155	8/17/61	(300 bp) — Monthly	(842)
	CMBX NA BBB-.14 Index	(122)	2,000	94	12/16/72	(300 bp) — Monthly	(29)
	CMBX NA BBB-.6 Index	(81,844)	255,769	71,564	5/11/63	(300 bp) — Monthly	(10,429)
	CMBX NA BBB-.7 Index	(96,247)	410,000	82,328	1/17/47	(300 bp) — Monthly	(14,164)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	26,724	11/17/59	(500 bp) — Monthly	21,110
	CMBX NA BBB-.10 Index	(12,134)	56,000	5,006	11/17/59	(300 bp) — Monthly	(7,160)
	CMBX NA BBB-.9 Index	(7,966)	43,000	4,042	9/17/58	(300 bp) — Monthly	(3,949)
	CMBX NA BBB-.9 Index	(4,816)	26,000	2,444	9/17/58	(300 bp) — Monthly	(2,388)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	8,233	1/17/47	(300 bp) — Monthly	4,031
	CMBX NA BB.10 Index	(5,139)	49,000	13,500	11/17/59	(500 bp) — Monthly	8,313
	CMBX NA BB.10 Index	(4,932)	21,000	5,786	11/17/59	(500 bp) — Monthly	833
	CMBX NA BB.7 Index	(4,628)	24,000	8,090	1/17/47	(500 bp) — Monthly	3,439
	CMBX NA BB.8 Index	(12,480)	34,787	13,167	10/17/57	(500 bp) — Monthly	653
	CMBX NA BB.8 Index	(8,076)	22,225	8,412	10/17/57	(500 bp) — Monthly	315
	CMBX NA BB.8 Index	(7,760)	21,259	8,046	10/17/57	(500 bp) — Monthly	266
	CMBX NA BB.8 Index	(3,880)	10,629	4,023	10/17/57	(500 bp) — Monthly	133
	CMBX NA BB.8 Index	(3,955)	7,731	2,926	10/17/57	(500 bp) — Monthly	(1,037)
	CMBX NA BB.9 Index	(121)	3,000	693	9/17/58	(500 bp) — Monthly	569
	CMBX NA BB.9 Index	(176)	2,000	462	9/17/58	(500 bp) — Monthly	284
	CMBX NA BB.9 Index	(121)	1,000	231	9/17/58	(500 bp) — Monthly	109
	CMBX NA BBB-.10 Index	(5,834)	46,000	4,112	11/17/59	(300 bp) — Monthly	(1,748)
	CMBX NA BBB-.10 Index	(3,118)	36,000	3,218	11/17/59	(300 bp) — Monthly	80
	CMBX NA BBB-.10 Index	(8,045)	33,000	2,950	11/17/59	(300 bp) — Monthly	(5,114)
	CMBX NA BBB-.10 Index	(4,987)	23,000	2,056	11/17/59	(300 bp) — Monthly	(2,944)
	CMBX NA BBB-.10 Index	(4,325)	20,000	1,788	11/17/59	(300 bp) — Monthly	(2,549)
	CMBX NA BBB-.10 Index	(3,784)	16,000	1,430	11/17/59	(300 bp) — Monthly	(2,363)
	CMBX NA BBB-.10 Index	(1,837)	8,000	715	11/17/59	(300 bp) — Monthly	(1,126)
	CMBX NA BBB-.12 Index	(3,965)	19,000	980	8/17/61	(300 bp) — Monthly	(2,995)
	CMBX NA BBB-.12 Index	(2,659)	8,000	413	8/17/61	(300 bp) — Monthly	(2,251)
	CMBX NA BBB-.14 Index	(62)	1,000	47	12/16/72	(300 bp) — Monthly	(16)
	CMBX NA BBB-.6 Index	(29,669)	93,915	26,277	5/11/63	(300 bp) — Monthly	(3,446)
	CMBX NA BBB-.8 Index	(7,993)	63,000	8,574	10/17/57	(300 bp) — Monthly	544
	CMBX NA BBB-.8 Index	(8,013)	63,000	8,574	10/17/57	(300 bp) — Monthly	525
	CMBX NA BBB-.8 Index	(7,437)	48,000	6,533	10/17/57	(300 bp) — Monthly	(932)
	CMBX NA BBB-.8 Index	(6,870)	48,000	6,533	10/17/57	(300 bp) — Monthly	(365)
	CMBX NA BBB-.8 Index	(7,344)	47,000	6,397	10/17/57	(300 bp) — Monthly	(974)

Upfront premium received		—			Unrealized appreciation		487,763

Upfront premium (paid)		(1,101,050)			Unrealized (depreciation)		(246,128)

	Total	$(1,101,050)				Total	$241,635
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	B+/P	$(284,940)	$3,016,000	$275,210	12/20/26	500 bp — Quarterly	$(4,703)
	NA IG Series 37 Index	BBB+/P	(1,639,694)	65,500,000	1,599,510	12/20/26	100 bp — Quarterly	(17,262)

	Total		$(1,924,634)					$(21,965)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,159,852,073.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $—.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$30,676,305	$33,294,882	$54,345,272	$4,276	$9,625,915
	Putnam Short Term Investment Fund**	253,452,744	277,414,161	274,671,027	173,602	256,195,878

	Total Short-term investments	$284,129,049	$310,709,043	$329,016,299	$177,878	$265,821,793
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $9,625,915 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,375,761.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $12,001,252.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,246,306.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,457,183.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $226,822,946 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.5%
	United Kingdom	2.9
	Japan	2.9
	France	2.0
	Switzerland	1.5
	Germany	1.2
	China	1.0
	India	1.0
	Australia	0.9
	Taiwan	0.9
	Canada	0.8
	South Korea	0.7
	Ireland	0.7
	Singapore	0.7
	Netherlands	0.6
	Cayman Islands	0.6
	Hong Kong	0.5
	Other	3.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $12,404,810 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known a s“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $101,000 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,318,409 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,246,306 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$95,769,696	$8,769,737	$—
Capital goods	128,427,757	5,757,860	—
Communication services	45,032,257	8,465,759	—
Conglomerates	5,415,062	—	—
Consumer cyclicals	334,641,642	37,585,641	—
Consumer staples	155,642,632	14,020,669	—
Energy	64,062,137	3,604,608	227
Financials	295,919,005	41,165,462	—
Government	566,838	—	—
Health care	281,931,384	11,925,301	—
Miscellaneous	—	1,985,469	—
Technology	596,453,463	112,182,499	—
Transportation	44,688,570	4,114,853	—
Utilities and power	60,588,311	5,470,976	—

Total common stocks	2,109,138,754	255,048,834	227
Asset-backed securities	—	12,023,799	510,306
Collateralized loan obligations	—	22,187,361	—
Convertible bonds and notes	—	456,923	—
Convertible preferred stocks	—	4,852,515	—
Corporate bonds and notes	—	249,588,928	—
Foreign government and agency bonds and notes	—	9,621,566	—
Mortgage-backed securities	—	84,819,788	—
Senior loans	—	8,502,087	—
U.S. government and agency mortgage obligations	—	190,138,817	—
U.S. treasury obligations	—	795,314	—
Warrants	17,654	—	—
Short-term investments	2,376,000	344,251,070	—

Totals by level	$2,111,532,408	$1,182,287,002	$510,533
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$68,056	$—
Futures contracts	2,590,019	—	—
TBA sale commitments	—	(93,820,996)	—
Interest rate swap contracts	—	338,593	—
Total return swap contracts	—	(7,550,915)	—
Credit default contracts	—	2,451,409	—

Totals by level	$2,590,019	$(98,513,853)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$2,263,600,000
Centrally cleared interest rate swap contracts (notional)	$199,800,000
OTC total return swap contracts (notional)	$269,100,000
Centrally cleared total return swap contracts (notional)	$252,400,000
OTC credit default contracts (notional)	$10,300,000
Centrally cleared credit default contracts (notional)	$70,300,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com